                                                                            2004
--------------------------------------------------------------------------------

Nationwide(R) Variable Account - 8
June 30, 2004

[LOGO] The BEST
       of AMERICA(R)

                                                              Semi-Annual Report

--------------------------------------------------------------------------------

                                                      [LOGO] Nationwide(R)

                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

APO-4739-6/04

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide Variable Account-8.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                              /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President
                                 August 16, 2004

How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-8. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 36. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 30, provide further disclosures about the variable account and its underlying contract provisions.

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                          NATIONWIDE VARIABLE ACCOUNT-8

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:
   Investments at fair value:
      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         385,780 shares (cost $2,585,585) ...............................................   $ 2,619,449
      American Century VP - International Fund - Class I (ACVPInt)
         704,358 shares (cost $7,120,935) ...............................................     4,606,502
      American Century VP - International Fund - Class III (ACVPInt3)
         62,988 shares (cost $339,942) ..................................................       411,945
      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         3,326 shares (cost $31,615) ....................................................        32,059
      American Century VP - Value Fund - Class I (ACVPVal)
         720,627 shares (cost $5,001,206) ...............................................     5,858,697
      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         6,626 shares (cost $81,093) ....................................................        82,358
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         29,624 shares (cost $383,148) ..................................................       425,405
      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         136,414 shares (cost $4,984,868) ...............................................     3,333,956
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         102,801 shares (cost $3,783,391) ...............................................     3,605,224
      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         442,538 shares (cost $4,944,745) ...............................................     4,982,975
      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         502,381 shares (cost $11,435,141) ..............................................    11,790,874
      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         644,377 shares (cost $29,207,074) ..............................................    20,175,454
      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         284,444 shares (cost $1,868,779) ...............................................     1,820,441
      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         159,598 shares (cost $3,236,040) ...............................................     2,476,961
      Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         26,478 shares (cost $404,380) ..................................................       410,407
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         625,775 shares (cost $14,623,078) ..............................................    15,293,941
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         130,239 shares (cost $2,389,557) ...............................................     1,979,629
      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         18,851 shares (cost $235,719) ..................................................       246,007
      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         80,112 shares (cost $880,543) ..................................................       829,955
      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         488,148 shares (cost $6,550,071) ...............................................     7,605,338
      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         1,153 shares (cost $9,039) .....................................................        11,126
      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         12,113 shares (cost $126,660) ..................................................       116,895

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         117,760 shares (cost $903,456) .................................................   $   925,592
      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         555 shares (cost $2,172) .......................................................         2,075
      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         1,781 shares (cost $6,193) .....................................................         6,716
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         1,359,723 shares (cost $16,183,592) ............................................    15,596,024
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         104,823 shares (cost $1,780,416) ...............................................     1,073,384
      Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
         46,438 shares (cost $474,882) ..................................................       499,675
      Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
         99,962 shares (cost $1,012,177) ................................................     1,026,606
      Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
         242,683 shares (cost $2,369,895) ...............................................     2,591,857
      Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
         150,900 shares (cost $1,455,635) ...............................................     1,632,742
      Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
         187,093 shares (cost $1,847,699) ...............................................     1,964,473
      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         1,292 shares (cost $7,845) .....................................................         8,104
      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         5,580 shares (cost $29,408) ....................................................        34,988
      Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         72,797 shares (cost $2,775,209) ................................................     1,662,675
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         10,199,095 shares (cost $10,199,095) ...........................................    10,199,095
      Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
         825,567 shares (cost $9,411,113) ...............................................     8,618,916
      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         114,396 shares (cost $1,833,582) ...............................................     1,535,193
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         262,387 shares (cost $2,585,073) ...............................................     3,198,502
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         177,885 shares (cost $3,686,607) ...............................................     4,128,699
      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         72,588 shares (cost $893,325) ..................................................       669,261
      Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
         12,716 shares (cost $107,072) ..................................................       117,237
      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         109,006 shares (cost $2,516,889) ...............................................     2,385,042
      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         22,714 shares (cost $76,894) ...................................................        80,862
      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         264,420 shares (cost $1,531,980) ...............................................       925,470
      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         6,048 shares (cost $112,074) ...................................................       137,591
      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         74,282 shares (cost $2,014,412) ................................................     1,678,777

      JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)
         2,931 shares (cost $66,827) ....................................................   $     67,560
      Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
         51,204 shares (cost $732,827) ..................................................        746,040
      Neuberger Berman AMT - Mid Cap Growth Portfolio(R) - I Class (NBAMTMCGr)
         182,852 shares (cost $4,248,898) ...............................................      3,013,395
      Neuberger Berman AMT - Partners Portfolio(R) - I Class (NBAMTPart)
         38,164 shares (cost $570,821) ..................................................        619,403
      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         145,746 shares (cost $9,572,574) ...............................................      5,889,597
      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         292,039 shares (cost $12,582,140) ..............................................     10,341,099
      Oppenheimer Main Street Fund(R)/VA - Initial Class (OppMSFund)
         558,123 shares (cost $11,778,769) ..............................................     10,900,141
      Salomon Brothers VSF Inc. All Cap Fund - Class I (SalBrCap)
         928,101 shares (cost $14,119,219) ..............................................     15,165,172
      Salomon Brothers VSF Inc. High Yield Bond Fund - Class I (SalBrHYBd)
         282,523 shares (cost $2,459,367) ...............................................      2,689,616
      Salomon Brothers VSF Inc. Investors Fund - Class I (SalBrInv)
         491,515 shares (cost $6,342,225) ...............................................      6,448,671
      Salomon Brothers VSF Inc. Total Return Fund - Class I (SalBrTotRet)
         353,884 shares (cost $3,663,606) ...............................................      3,906,883
      Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
         1,211 shares (cost $13,986) ....................................................         14,294
      Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
         109,388 shares (cost $1,252,759) ...............................................      1,290,775
      Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)
         11,374 shares (cost $132,893) ..................................................        173,336
      Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
         20,564 shares (cost $158,156) ..................................................        179,936
      Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)
         90,098 shares (cost $1,128,521) ................................................      1,504,635
                                                                                            ------------
            Total investments ...........................................................    212,365,707
   Accounts receivable ..................................................................             --
                                                                                            ------------
            Total assets ................................................................    212,365,707
Accounts payable ........................................................................         22,223
                                                                                            ------------
Contract owners' equity (note 4) ........................................................   $212,343,484
                                                                                            ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                        Total       ACVPIncGr    ACVPInt   ACVPInt3
                                                     ------------   ---------   --------   --------
Investment activity:
   Reinvested dividends ..........................   $  1,657,539     36,031      26,150     2,338
   Mortality and expense risk charges (note 2) ...     (1,501,918)   (17,888)    (33,501)   (2,952)
                                                     ------------    -------    --------   -------
      Net investment income (loss) ...............        155,621     18,143      (7,351)     (614)
                                                     ------------    -------    --------   -------

   Proceeds from mutual fund shares sold .........     13,195,258     67,456     327,019    68,388
   Cost of mutual fund shares sold ...............    (15,593,211)   (79,284)   (553,136)  (60,698)
                                                     ------------    -------    --------   -------
      Realized gain (loss) on investments ........     (2,397,953)   (11,828)   (226,117)    7,690
   Change in unrealized gain (loss)
      on investments .............................      6,703,420     94,664     311,650    (1,762)
                                                     ------------    -------    --------   -------
      Net gain (loss) on investments .............      4,305,467     82,836      85,533     5,928
                                                     ------------    -------    --------   -------
   Reinvested capital gains ......................        489,680         --          --        --
                                                     ------------    -------    --------   -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  4,950,768    100,979      78,182     5,314
                                                     ============    =======    ========   =======

                                                     ACVPUltra    ACVPVal   CSLCapV   DrySmCapIxS
                                                     ---------   --------   -------   -----------
Investment activity:
   Reinvested dividends ..........................         --      56,813        --          --
   Mortality and expense risk charges (note 2) ...       (157)    (39,831)   (1,237)     (1,977)
                                                      -------    --------   -------     -------
      Net investment income (loss) ...............       (157)     16,982    (1,237)     (1,977)
                                                      -------    --------   -------     -------

   Proceeds from mutual fund shares sold .........     15,201     381,907   105,529      49,850
   Cost of mutual fund shares sold ...............    (13,535)   (328,425)  (97,077)    (33,658)
                                                      -------    --------   -------     -------
      Realized gain (loss) on investments ........      1,666      53,482     8,452      16,192
   Change in unrealized gain (loss)
      on investments .............................       (686)    187,265    (4,811)     13,789
                                                      -------    --------   -------     -------
      Net gain (loss) on investments .............        980     240,747     3,641      29,981
                                                      -------    --------   -------     -------
   Reinvested capital gains ......................         --      44,070        --         413
                                                      -------    --------   -------     -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................        823     301,799     2,404      28,417
                                                      =======    ========   =======     =======

                                                       DrySRGro     DryVIFApp   FedQualBd   FidVIPEIS
                                                     ------------   ---------   ---------   ---------
Investment activity:
   Reinvested dividends ..........................    $     225          978     209,124     169,081
   Mortality and expense risk charges (note 2) ...      (25,389)     (25,589)    (35,766)    (81,718)
                                                      ---------     --------    --------    --------
      Net investment income (loss) ...............      (25,164)     (24,611)    173,358      87,363
                                                      ---------     --------    --------    --------

   Proceeds from mutual fund shares sold .........      401,706      163,040     400,132     385,533
   Cost of mutual fund shares sold ...............     (629,106)    (185,376)   (356,926)   (392,882)
                                                      ---------     --------    --------    --------
      Realized gain (loss) on investments ........     (227,400)     (22,336)     43,206      (7,349)
   Change in unrealized gain (loss)
      on investments .............................      323,417       89,632    (296,747)    185,541
                                                      ---------     --------    --------    --------
      Net gain (loss) on investments .............       96,017       67,296    (253,541)    178,192
                                                      ---------     --------    --------    --------
   Reinvested capital gains ......................           --           --      45,900      42,768
                                                      ---------     --------    --------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $  70,853       42,685     (34,283)    308,323
                                                      =========     ========    ========    ========

                                                      FidVIPGrS   FidVIPHIS   FidVIPOvS   FidVIPOvSR
                                                     ----------   ---------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................       33,169    145,482      27,596        2,978
   Mortality and expense risk charges (note 2) ...     (145,222)   (12,793)    (18,036)      (2,468)
                                                     ----------   --------    --------     --------
      Net investment income (loss) ...............     (112,053)   132,689       9,560          510
                                                     ----------   --------    --------     --------

   Proceeds from mutual fund shares sold .........      882,921     80,642     101,578      146,220
   Cost of mutual fund shares sold ...............   (1,409,226)   (99,608)   (149,226)    (108,949)
                                                     ----------   --------    --------     --------
      Realized gain (loss) on investments ........     (526,305)   (18,966)    (47,648)      37,271
   Change in unrealized gain (loss)
      on investments .............................      778,755   (117,426)     47,983      (46,820)
                                                     ----------   --------    --------     --------
      Net gain (loss) on investments .............      252,450   (136,392)        335       (9,549)
                                                     ----------   --------    --------     --------
   Reinvested capital gains ......................           --         --          --           --
                                                     ----------   --------    --------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      140,397     (3,703)      9,895       (9,039)
                                                     ==========   ========    ========     ========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      FidVIPConS   FidVIPGrOpS   FidVIPValS   GVITCVal
                                                     -----------   -----------   ----------   --------
Investment activity:
   Reinvested dividends ..........................   $    39,293       9,464           --       4,792
   Mortality and expense risk charges (note 2) ...      (108,125)    (14,153)      (1,731)     (5,746)
                                                     -----------    --------      -------     -------
      Net investment income (loss) ...............       (68,832)     (4,689)      (1,731)       (954)
                                                     -----------    --------      -------     -------

   Proceeds from mutual fund shares sold .........     1,176,172     105,447      127,677      67,575
   Cost of mutual fund shares sold ...............    (1,226,283)   (130,611)     (87,389)    (94,987)
                                                     -----------    --------      -------     -------
      Realized gain (loss) on investments ........       (50,111)    (25,164)      40,288     (27,412)
   Change in unrealized gain (loss)
      on investments .............................       940,804      42,902      (27,015)     59,781
                                                     -----------    --------      -------     -------
      Net gain (loss) on investments .............       890,693      17,738       13,273      32,369
                                                     -----------    --------      -------     -------
   Reinvested capital gains ......................            --          --          526          --
                                                     -----------    --------      -------     -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   821,861      13,049       12,068      31,415
                                                     ===========    ========      =======     =======

                                                     GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITFHiInc
                                                     ------------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ..........................       17,983           7              36        34,884
   Mortality and expense risk charges (note 2)....      (53,147)        (82)           (666)       (6,522)
                                                       --------        ----         -------       -------
      Net investment income (loss) ...............      (35,164)        (75)           (630)       28,362
                                                       --------        ----         -------       -------

   Proceeds from mutual fund shares sold .........      471,220          82          27,545        63,565
   Cost of mutual fund shares sold ...............     (407,090)        (64)        (25,048)      (67,970)
                                                       --------        ----         -------       -------
      Realized gain (loss) on investments ........       64,130          18           2,497        (4,405)
   Change in unrealized gain (loss)
      on investments .............................      344,686        (241)        (15,286)      (15,023)
                                                       --------        ----         -------       -------
      Net gain (loss) on investments .............      408,816        (223)        (12,789)      (19,428)
                                                       --------        ----         -------       -------
   Reinvested capital gains ......................           --          78             393            --
                                                       --------        ----         -------       -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      373,652        (220)        (13,026)        8,934
                                                       ========        ====         =======       =======

                                                     GVITGlTech   GVITGlTech3    GVITGvtBd   GVITGrowth
                                                     ----------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................      $ --            --         564,741         617
   Mortality and expense risk charges (note 2) ...       (14)          (56)       (114,175)     (7,624)
                                                        ----        ------      ----------    --------
      Net investment income (loss) ...............       (14)          (56)        450,566      (7,007)
                                                        ----        ------      ----------    --------

   Proceeds from mutual fund shares sold .........        14         3,670       1,060,957      45,214
   Cost of mutual fund shares sold ...............       (16)       (3,001)     (1,028,265)   (109,747)
                                                        ----        ------      ----------    --------
      Realized gain (loss) on investments ........        (2)          669          32,692     (64,533)
   Change in unrealized gain (loss)
      on investments .............................        19          (337)       (924,968)     91,974
                                                        ----        ------      ----------    --------
      Net gain (loss) on investments .............        17           332        (892,276)     27,441
                                                        ----        ------      ----------    --------
   Reinvested capital gains ......................        --            --         317,932          --
                                                        ----        ------      ----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      $  3           276        (123,778)     20,434
                                                        ====        ======      ==========    ========

                                                     GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
                                                     ---------   ---------   ---------   ------------
Investment activity:
   Reinvested dividends ..........................     1,308       10,030      17,658        8,734
   Mortality and expense risk charges (note 2) ...    (1,141)      (6,720)    (16,681)     (10,249)
                                                      ------     --------    --------      -------
      Net investment income (loss) ...............       167        3,310         977       (1,515)
                                                      ------     --------    --------      -------

   Proceeds from mutual fund shares sold .........     7,398      180,110     141,608       47,963
   Cost of mutual fund shares sold ...............    (5,498)    (170,457)   (123,417)     (43,448)
                                                      ------     --------    --------      -------
      Realized gain (loss) on investments ........     1,900        9,653      18,191        4,515
   Change in unrealized gain (loss)
      on investments .............................     5,505      (15,118)     10,543       22,395
                                                      ------     --------    --------      -------
      Net gain (loss) on investments .............     7,405       (5,465)     28,734       26,910
                                                      ------     --------    --------      -------
   Reinvested capital gains ......................     1,331        4,107       9,148        7,937
                                                      ------     --------    --------      -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     8,903        1,952      38,859       33,332
                                                      ======     ========    ========      =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     GVITIDModCon   GVITIntGro   GVITIntGro3   GVITSMdCpGr
                                                     ------------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................     $ 17,014         --            --              --
   Mortality and expense risk charges (note 2) ...      (12,762)       (58)         (253)        (11,366)
                                                       --------       ----          ----         -------
      Net investment income (loss) ...............        4,252        (58)         (253)        (11,366)
                                                       --------       ----          ----         -------

   Proceeds from mutual fund shares sold .........       23,497        232           493          42,664
   Cost of mutual fund shares sold ...............      (22,482)      (243)         (447)        (81,853)
                                                       --------       ----          ----         -------
      Realized gain (loss) on investments ........        1,015        (11)           46         (39,189)
   Change in unrealized gain (loss)
      on investments .............................         (865)       (50)         (319)        140,579
                                                       --------       ----          ----         -------
      Net gain (loss) on investments .............          150        (61)         (273)        101,390
                                                       --------       ----          ----         -------
   Reinvested capital gains ......................        8,397         --            --              --
                                                       --------       ----          ----         -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     $ 12,799       (119)         (526)         90,024
                                                       ========       ====          ====         =======

                                                      GVITMyMkt   GVITNWFund   GVITNStrVal   GVITSmCapGr
                                                     ----------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................       25,932      44,432           --            --
   Mortality and expense risk charges (note 2) ...      (74,019)    (61,675)        (145)      (11,010)
                                                     ----------    --------      -------      --------
      Net investment income (loss) ...............      (48,087)    (17,243)        (145)      (11,010)
                                                     ----------    --------      -------      --------

   Proceeds from mutual fund shares sold .........    1,316,519     490,998       34,439       134,740
   Cost of mutual fund shares sold ...............   (1,316,519)   (881,131)     (32,060)     (198,556)
                                                     ----------    --------      -------      --------
      Realized gain (loss) on investments ........           --    (390,133)       2,379       (63,816)
   Change in unrealized gain (loss)
      on investments .............................           --     539,507         (381)      114,964
                                                     ----------    --------      -------      --------
      Net gain (loss) on investments .............           --     149,374        1,998        51,148
                                                     ----------    --------      -------      --------
   Reinvested capital gains ......................           --          --           --            --
                                                     ----------    --------      -------      --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      (48,087)    132,131        1,853        40,138
                                                     ==========    ========      =======      ========

                                                     GVITSmCapVal   GVITSmComp   GVITTGroFoc   GVITTGroFoc3
                                                     ------------   ----------   -----------   ------------
Investment activity:
   Reinvested dividends ..........................    $      --            --         --              --
   Mortality and expense risk charges (note 2) ...      (22,643)      (29,900)        --             (63)
                                                      ---------      --------        ---         -------
      Net investment income (loss) ...............      (22,643)      (29,900)        --             (63)
                                                      ---------      --------        ---         -------

   Proceeds from mutual fund shares sold .........      306,441       398,706         --          19,852
   Cost of mutual fund shares sold ...............     (220,052)     (414,376)        --         (15,025)
                                                      ---------      --------        ---         -------
      Realized gain (loss) on investments ........       86,389       (15,670)        --           4,827
   Change in unrealized gain (loss)
      on investments .............................       87,066       291,784         (1)         (4,109)
                                                      ---------      --------        ---         -------
      Net gain (loss) on investments .............      173,455       276,114         (1)            718
                                                      ---------      --------        ---         -------
   Reinvested capital gains ......................           --            --         --              --
                                                      ---------      --------        ---         -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $ 150,812       246,214         (1)            655
                                                      =========      ========        ===         =======

                                                     GVITWLead   GVITWLead3   JanCapAp   JanGlTechS2
                                                     ---------   ----------   --------   -----------
Investment activity:
   Reinvested dividends ..........................         --          --           --         --
   Mortality and expense risk charges (note 2) ...     (4,886)       (622)     (17,330)      (553)
                                                      -------      ------     --------     ------
      Net investment income (loss) ...............     (4,886)       (622)     (17,330)      (553)
                                                      -------      ------     --------     ------

   Proceeds from mutual fund shares sold .........     30,046       2,632      268,255      3,722
   Cost of mutual fund shares sold ...............    (43,226)     (1,949)    (370,369)    (2,800)
                                                      -------      ------     --------     ------
      Realized gain (loss) on investments ........    (13,180)        683     (102,114)       922
   Change in unrealized gain (loss)
      on investments .............................      5,880      (2,295)     241,320     (1,696)
                                                      -------      ------     --------     ------
      Net gain (loss) on investments .............     (7,300)     (1,612)     139,206       (774)
                                                      -------      ------     --------     ------
   Reinvested capital gains ......................         --          --           --         --
                                                      -------      ------     --------     ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    (12,186)     (2,234)     121,876     (1,327)
                                                      =======      ======     ========     ======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     JanGlTech   JanIntGroS2   JanIntGro   JPMSTMidCap
                                                     ---------   -----------   ---------   -----------
Investment activity:
   Reinvested dividends ..........................   $      --         674        8,355         --
   Mortality and expense risk charges (note 2) ...      (6,888)     (1,085)     (12,638)       (23)
                                                     ---------     -------     --------        ---
      Net investment income (loss) ...............      (6,888)       (411)      (4,283)       (23)
                                                     ---------     -------     --------        ---

   Proceeds from mutual fund shares sold .........      83,724      48,190       95,783         23
   Cost of mutual fund shares sold ...............    (203,684)    (37,515)    (133,580)       (23)
                                                     ---------     -------     --------        ---
      Realized gain (loss) on investments ........    (119,960)     10,675      (37,797)        --
   Change in unrealized gain (loss)
      on investments .............................     112,794     (13,616)      18,972        733
                                                     ---------     -------     --------        ---
      Net gain (loss) on investments .............      (7,166)     (2,941)     (18,825)       733
                                                     ---------     -------     --------        ---
   Reinvested capital gains ......................          --          --           --         --
                                                     ---------     -------     --------        ---
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ (14,054)     (3,352)     (23,108)       710
                                                     =========     =======     ========        ===

                                                     NBAMTGuard   NBAMTMCGr   NBAMTPart   OppAggGro
                                                     ----------   ---------   ---------   ---------
Investment activity:
   Reinvested dividends ..........................         --           --          --           --
   Mortality and expense risk charges (note 2) ...     (5,100)     (20,452)     (4,484)     (40,382)
                                                      -------     --------     -------    ---------
      Net investment income (loss) ...............     (5,100)     (20,452)     (4,484)     (40,382)
                                                      -------     --------     -------    ---------

   Proceeds from mutual fund shares sold .........     19,489      112,296      66,954      291,567
   Cost of mutual fund shares sold ...............    (22,047)    (187,890)    (69,000)    (794,417)
                                                      -------     --------     -------    ---------
      Realized gain (loss) on investments ........     (2,558)     (75,594)     (2,046)    (502,850)
   Change in unrealized gain (loss)
      on investments .............................     32,250      287,482      33,773    1,052,929
                                                      -------     --------     -------    ---------
      Net gain (loss) on investments .............     29,692      211,888      31,727      550,079
                                                      -------     --------     -------    ---------
   Reinvested capital gains ......................         --           --          --           --
                                                      -------     --------     -------    ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     24,592      191,436      27,243      509,697
                                                      =======     ========     =======    =========

                                                      OppCapAp   OppMSFund   SalBrCap   SalBrHYBd
                                                     ---------   ---------   --------   ---------
Investment activity:
   Reinvested dividends ..........................   $  32,704      92,331      6,235         878
   Mortality and expense risk charges (note 2) ...     (73,197)    (77,530)  (106,445)    (19,333)
                                                     ---------    --------   --------    --------
      Net investment income (loss) ...............     (40,493)     14,801   (100,210)    (18,455)
                                                     ---------    --------   --------    --------

   Proceeds from mutual fund shares sold .........     408,539     592,266    504,465     184,024
   Cost of mutual fund shares sold ...............    (561,282)   (700,521)  (478,851)   (180,807)
                                                     ---------    --------   --------    --------
      Realized gain (loss) on investments ........    (152,743)   (108,255)    25,614       3,217
   Change in unrealized gain (loss)
      on investments .............................     360,019     301,004    649,211      11,919
                                                     ---------    --------   --------    --------
      Net gain (loss) on investments .............     207,276     192,749    674,825      15,136
                                                     ---------    --------   --------    --------
   Reinvested capital gains ......................          --          --         --          --
                                                     ---------    --------   --------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 166,783     207,550    574,615      (3,319)
                                                     =========    ========   ========    ========

                                                     SalBrInv   SalBrTotRet   VEWrldEMktR1   VEWrldEMkt
                                                     --------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ..........................        345         919          --            7,543
   Mortality and expense risk charges (note 2) ...    (45,700)    (27,768)        (15)          (9,555)
                                                     --------    --------         ---         --------
      Net investment income (loss) ...............    (45,355)    (26,849)        (15)          (2,012)
                                                     --------    --------         ---         --------
   Proceeds from mutual fund shares sold .........    208,679     170,767          15          132,092
   Cost of mutual fund shares sold ...............   (223,207)   (166,531)        (16)        (134,363)
                                                     --------    --------         ---         --------
      Realized gain (loss) on investments ........    (14,528)      4,236          (1)          (2,271)
   Change in unrealized gain (loss)
      on investments .............................    228,156      98,916         307          (41,597)
                                                     --------    --------         ---         --------
      Net gain (loss) on investments .............    213,628     103,152         306          (43,868)
                                                     --------    --------         ---         --------
   Reinvested capital gains ......................         --       6,680          --               --
                                                     --------    --------         ---         --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    168,273      82,983         291          (45,880)
                                                     ========    ========         ===         ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     VEWrldHAs   VKEmMkt   VKUSRealEst
                                                     ---------   -------   -----------
Investment activity:
   Reinvested dividends ..........................   $    665         --          --
   Mortality and expense risk charges (note 2) ...     (1,180)    (1,269)    (10,233)
                                                     --------    -------     -------
      Net investment income (loss) ...............       (515)    (1,269)    (10,233)
                                                     --------    -------     -------

   Proceeds from mutual fund shares sold .........     10,701     15,327      73,782
   Cost of mutual fund shares sold ...............     (8,779)   (12,304)    (56,903)
                                                     --------    -------     -------
      Realized gain (loss) on investments ........      1,922      3,023      16,879
   Change in unrealized gain (loss)
      on investments .............................      1,869     (9,563)     81,413
                                                     --------    -------     -------
      Net gain (loss) on investments .............      3,791     (6,540)     98,292
                                                     --------    -------     -------
   Reinvested capital gains ......................         --         --          --
                                                     --------    -------     -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  3,276     (7,809)     88,059
                                                     ========    =======     =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                             Total                   ACVPIncGr
                                                  --------------------------   ---------------------
                                                      2004           2003         2004        2003
                                                  ------------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $    155,621        62,463      18,143      12,413
   Realized gain (loss) on investments ........     (2,397,953)   (8,768,103)    (11,828)    (42,645)
   Change in unrealized gain (loss)
      on investments ..........................      6,703,420    24,801,476      94,664     229,177
   Reinvested capital gains ...................        489,680        23,250          --          --
                                                  ------------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      4,950,768    16,119,086     100,979     198,945
                                                  ------------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      4,185,119     4,658,970      79,566      40,142
   Transfers between funds ....................             --            --         499      17,827
   Redemptions (note 3) .......................     (8,979,894)  (12,908,244)    (34,745)    (74,356)
   Annual contract maintenance charges
      (note 2) ................................        (24,697)      (26,025)       (233)       (234)
   Contingent deferred sales charges
      (note 2) ................................       (199,901)     (229,304)       (880)     (1,780)
   Adjustments to maintain reserves ...........        (27,056)        3,051          54         (39)
                                                  ------------   -----------   ---------   ---------
         Net equity transactions ..............     (5,046,429)   (8,501,552)     44,261     (18,440)
                                                  ------------   -----------   ---------   ---------

Net change in contract owners' equity .........        (95,661)    7,617,534     145,240     180,505
Contract owners' equity beginning
   of period ..................................    212,439,145   182,935,330   2,474,279   1,796,233
                                                  ------------   -----------   ---------   ---------
Contract owners' equity end of period .........   $212,343,484   190,552,864   2,619,519   1,976,738
                                                  ============   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     21,282,642    22,694,462     270,203     250,186
                                                  ------------   -----------   ---------   ---------
   Units purchased ............................        723,393     1,119,276      12,311       9,066
   Units redeemed .............................     (1,282,665)   (2,260,757)     (7,662)    (11,759)
                                                  ------------   -----------   ---------   ---------
   Ending units ...............................     20,723,370    21,552,981     274,852     247,493
                                                  ============   ===========   =========   =========

                                                         ACVPInt              ACVPInt3
                                                  ---------------------   -----------------
                                                     2004        2003       2004      2003
                                                  ---------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ...............      (7,351)      4,071      (614)      380
   Realized gain (loss) on investments ........    (226,117)   (575,786)    7,690    (9,109)
   Change in unrealized gain (loss)
      on investments ..........................     311,650     729,413    (1,762)   27,785
   Reinvested capital gains ...................          --          --        --        --
                                                  ---------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      78,182     157,698     5,314    19,056
                                                  ---------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................          --          --    41,039    (3,365)
   Transfers between funds ....................     (51,522)   (168,014)   27,162   120,029
   Redemptions (note 3) .......................    (234,187)   (235,279)  (63,518)   (8,167)
   Annual contract maintenance charges
      (note 2) ................................        (570)       (668)      (59)      (38)
   Contingent deferred sales charges
      (note 2) ................................      (7,238)     (1,540)   (1,350)      (26)
   Adjustments to maintain reserves ...........          80         (67)       (3)       (3)
                                                  ---------   ---------   -------   -------
         Net equity transactions ..............    (293,437)   (405,568)    3,271   108,430
                                                  ---------   ---------   -------   -------

Net change in contract owners' equity .........    (215,255)   (247,870)    8,585   127,486
Contract owners' equity beginning
   of period ..................................   4,821,869   4,528,535   403,359   187,035
                                                  ---------   ---------   -------   -------
Contract owners' equity end of period .........   4,606,614   4,280,665   411,944   314,521
                                                  =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     596,775     688,081    40,870    23,266
                                                  ---------   ---------   -------   -------
   Units purchased ............................          --           1     7,246    16,343
   Units redeemed .............................     (35,312)    (64,007)   (7,011)   (2,069)
                                                  ---------   ---------   -------   -------
   Ending units ...............................     561,463     624,075    41,105    37,540
                                                  =========   =========   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     ACVPUltra             ACVPVal
                                                  ---------------   ---------------------
                                                    2004     2003      2004        2003
                                                  -------   -----   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  (157)     (8)     16,982      20,640
   Realized gain (loss) on investments ........     1,666      (1)     53,482       4,945
   Change in unrealized gain (loss)
      on investments ..........................      (686)     57     187,265     356,453
   Reinvested capital gains ...................        --      --      44,070          --
                                                  -------   -----   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       823      48     301,799     382,038
                                                  -------   -----   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    15,570     646     174,373     157,401
   Transfers between funds ....................        --   5,889     111,902      47,714
   Redemptions (note 3) .......................        --      --    (314,040)   (233,409)
   Annual contract maintenance charges
      (note 2) ................................        --      --        (656)       (767)
   Contingent deferred sales charges
      (note 2) ................................        --      --      (5,779)     (4,916)
   Adjustments to maintain reserves ...........        (6)      2      (7,156)         21
                                                  -------   -----   ---------   ---------
         Net equity transactions ..............    15,564   6,537     (41,356)    (33,956)
                                                  -------   -----   ---------   ---------

Net change in contract owners' equity .........    16,387   6,585     260,443     348,082
Contract owners' equity beginning
   of period ..................................    15,661     605   5,591,093   4,324,838
                                                  -------   -----   ---------   ---------
Contract owners' equity end of period .........   $32,048   7,190   5,851,536   4,672,920
                                                  =======   =====   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     1,597      76     399,980     393,412
                                                  -------   -----   ---------   ---------
   Units purchased ............................     1,573     739      23,474      24,381
   Units redeemed .............................       (36)     --     (28,738)    (26,601)
                                                  -------   -----   ---------   ---------
   Ending units ...............................     3,134     815     394,716     391,192
                                                  =======   =====   =========   =========

                                                        CSLCapV           DrySmCapIxS
                                                  ------------------   ----------------
                                                    2004       2003      2004     2003
                                                  --------   -------   -------   ------
Investment activity:
   Net investment income (loss) ...............     (1,237)   (1,101)   (1,977)    (216)
   Realized gain (loss) on investments ........      8,452    (2,958)   16,192       13
   Change in unrealized gain (loss)
      on investments ..........................     (4,811)   15,871    13,789    7,259
   Reinvested capital gains ...................         --        --       413       --
                                                  --------   -------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      2,404    11,812    28,417    7,056
                                                  --------   -------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................         --       (57)   35,972    2,454
   Transfers between funds ....................         --    (6,665)  143,135   47,012
   Redemptions (note 3) .......................    (99,829)   (5,735)   (2,156)      14
   Annual contract maintenance charges
      (note 2) ................................         --        --        (9)      (6)
   Contingent deferred sales charges
      (note 2) ................................     (4,463)       --        (1)      --
   Adjustments to maintain reserves ...........          1         1        (5)      (4)
                                                  --------   -------   -------   ------
         Net equity transactions ..............   (104,291)  (12,456)  176,936   49,470
                                                  --------   -------   -------   ------

Net change in contract owners' equity .........   (101,887)     (644)  205,353   56,526
Contract owners' equity beginning
   of period ..................................    184,246   161,986   220,039    3,741
                                                  --------   -------   -------   ------
Contract owners' equity end of period .........     82,359   161,342   425,392   60,267
                                                  ========   =======   =======   ======

CHANGES IN UNITS:
   Beginning units ............................     18,430    19,997    21,303      492
                                                  --------   -------   -------   ------
   Units purchased ............................         --     2,266    19,948    6,596
   Units redeemed .............................    (10,354)   (3,833)   (3,442)      (1)
                                                  --------   -------   -------   ------
   Ending units ...............................      8,076    18,430    37,809    7,087
                                                  ========   =======   =======   ======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         DrySRGro                DryVIFApp
                                                  ----------------------   ---------------------
                                                     2004         2003        2004        2003
                                                  ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  (25,164)    (22,589)    (24,611)    (21,319)
   Realized gain (loss) on investments ........     (227,400)   (445,305)    (22,336)   (127,471)
   Change in unrealized gain (loss)
      on investments ..........................      323,417     759,701      89,632     389,714
   Reinvested capital gains ...................           --          --          --          --
                                                  ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       70,853     291,807      42,685     240,924
                                                  ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       39,180      36,304      25,679      70,883
   Transfers between funds ....................      (44,369)   (229,121)    (35,030)      3,745
   Redemptions (note 3) .......................     (324,801)   (204,982)    (73,175)   (112,730)
   Annual contract maintenance charges
      (note 2) ................................         (554)       (579)       (389)       (428)
   Contingent deferred sales charges
      (note 2) ................................      (12,192)     (3,283)     (1,417)     (2,621)
   Adjustments to maintain reserves ...........           67         (33)         76          11
                                                  ----------   ---------   ---------   ---------
         Net equity transactions ..............     (342,669)   (401,694)    (84,256)    (41,140)
                                                  ----------   ---------   ---------   ---------

Net change in contract owners' equity .........     (271,816)   (109,887)    (41,571)    199,784
Contract owners' equity beginning of period ...    3,605,857   3,456,674   3,646,902   3,110,617
                                                  ----------   ---------   ---------   ---------
Contract owners' equity end of period .........   $3,334,041   3,346,787   3,605,331   3,310,401
                                                  ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      515,644     614,136     386,221     393,543
                                                  ----------   ---------   ---------   ---------
   Units purchased ............................        5,796       6,196       6,543      14,483
   Units redeemed .............................      (54,111)    (77,325)    (15,470)    (19,301)
                                                  ----------   ---------   ---------   ---------
   Ending units ...............................      467,329     543,007     377,294     388,725
                                                  ==========   =========   =========   =========

                                                        FedQualBd                FidVIPEIS
                                                  ---------------------   ----------------------
                                                     2004        2003        2004         2003
                                                  ---------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............     173,358     136,632       87,363     103,213
   Realized gain (loss) on investments ........      43,206      51,125       (7,349)   (343,708)
   Change in unrealized gain (loss)
      on investments ..........................    (296,747)     15,197      185,541   1,068,285
   Reinvested capital gains ...................      45,900          --       42,768          --
                                                  ---------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (34,283)    202,954      308,323     827,790
                                                  ---------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     195,924     139,971      309,618     154,787
   Transfers between funds ....................    (102,311)    248,737      186,406      16,177
   Redemptions (note 3) .......................    (217,791)   (371,296)    (454,809)   (675,798)
   Annual contract maintenance charges
      (note 2) ................................        (519)       (667)      (1,397)     (1,576)
   Contingent deferred sales charges
      (note 2) ................................      (1,788)    (13,453)      (9,157)    (13,870)
   Adjustments to maintain reserves ...........          63          (4)         251         (40)
                                                  ---------   ---------   ----------   ---------
         Net equity transactions ..............    (126,422)      3,288       30,912    (520,320)
                                                  ---------   ---------   ----------   ---------

Net change in contract owners' equity .........    (160,705)    206,242      339,235     307,470
Contract owners' equity beginning of period ...   5,143,710   5,055,726   11,451,998   9,151,283
                                                  ---------   ---------   ----------   ---------
Contract owners' equity end of period .........   4,983,005   5,261,968   11,791,233   9,458,753
                                                  =========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................     400,580     406,235    1,053,914   1,081,163
                                                  ---------   ---------   ----------   ---------
   Units purchased ............................      22,442      35,171       49,769      47,679
   Units redeemed .............................     (32,131)    (35,216)     (46,900)   (111,806)
                                                  ---------   ---------   ----------   ---------
   Ending units ...............................     390,891     406,190    1,056,783   1,017,036
                                                  =========   =========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          FidVIPGrS                FidVIPHIS
                                                  ------------------------   ---------------------
                                                      2004         2003         2004        2003
                                                  -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  (112,053)     (84,306)    132,689      92,947
   Realized gain (loss) on investments ........      (526,305)  (1,424,782)    (18,966)   (124,701)
   Change in unrealized gain (loss)
      on investments ..........................       778,755    3,586,093    (117,426)    249,085
   Reinvested capital gains ...................            --           --          --          --
                                                  -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       140,397    2,077,005      (3,703)    217,331
                                                  -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       231,140      154,395      89,719     134,020
   Transfers between funds ....................      (190,859)    (125,957)     10,332      74,612
   Redemptions (note 3) .......................      (641,618)    (890,186)    (65,986)   (202,747)
   Annual contract maintenance charges
      (note 2) ................................        (2,623)      (2,835)       (289)       (311)
   Contingent deferred sales charges
      (note 2) ................................       (15,526)     (13,630)       (765)     (2,911)
   Adjustments to maintain reserves ...........        (6,144)         (95)         14          (2)
                                                  -----------   ----------   ---------   ---------
         Net equity transactions ..............      (625,630)    (878,308)     33,025       2,661
                                                  -----------   ----------   ---------   ---------

Net change in contract owners' equity .........      (485,233)   1,198,697      29,322     219,992
Contract owners' equity beginning of period ...    20,654,769   17,266,579   1,791,138   1,377,853
                                                  -----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $20,169,536   18,465,276   1,820,460   1,597,845
                                                  ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     2,629,076    2,877,438     203,628     196,211
                                                  -----------   ----------   ---------   ---------
   Units purchased ............................        31,913       67,583      14,218      31,319
   Units redeemed .............................      (115,169)    (212,716)    (10,494)    (31,901)
                                                  -----------   ----------   ---------   ---------
   Ending units ...............................     2,545,820    2,732,305     207,352     195,629
                                                  ===========   ==========   =========   =========

                                                        FidVIPOvS             FidVIPOvSR
                                                  ---------------------   -----------------
                                                     2004        2003       2004      2003
                                                  ---------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ...............       9,560       2,972       510       218
   Realized gain (loss) on investments ........     (47,648)   (219,760)   37,271    (8,073)
   Change in unrealized gain (loss)
      on investments ..........................      47,983     389,187   (46,820)   19,964
   Reinvested capital gains ...................          --          --        --        --
                                                  ---------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       9,895     172,399    (9,039)   12,109
                                                  ---------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................          --          --    59,167     8,530
   Transfers between funds ....................     (45,347)    (78,988)  138,891    28,632
   Redemptions (note 3) .......................     (37,550)    (82,367)  (10,629)   (7,814)
   Annual contract maintenance charges
      (note 2) ................................        (231)       (224)      (38)       (6)
   Contingent deferred sales charges
      (note 2) ................................        (415)     (1,286)      (53)      (68)
   Adjustments to maintain reserves ...........          43     (23,346)       21    23,320
                                                  ---------   ---------   -------   -------
         Net equity transactions ..............     (83,500)   (186,211)  187,359    52,594
                                                  ---------   ---------   -------   -------

Net change in contract owners' equity .........     (73,605)    (13,812)  178,320    64,703
Contract owners' equity beginning of period ...   2,550,632   2,023,692   232,098    75,234
                                                  ---------   ---------   -------   -------
Contract owners' equity end of period .........   2,477,027   2,009,880   410,418   139,937
                                                  =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     299,969     336,058    21,273     9,740
                                                  ---------   ---------   -------   -------
   Units purchased ............................          --          --    18,722    10,804
   Units redeemed .............................      (9,493)    (31,296)   (2,462)   (4,004)
                                                  ---------   ---------   -------   -------
   Ending units ...............................     290,476     304,762    37,533    16,540
                                                  =========   =========   =======   =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         FidVIPConS               FidVIPGrOpS
                                                  ------------------------   ---------------------
                                                      2004         2003         2004        2003
                                                  -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   (68,832)     (39,402)     (4,689)        363
   Realized gain (loss) on investments ........       (50,111)    (516,559)    (25,164)   (232,503)
   Change in unrealized gain (loss)
      on investments ..........................       940,804    1,635,417      42,902     430,296
   Reinvested capital gains ...................            --           --          --          --
                                                  -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       821,861    1,079,456      13,049     198,156
                                                  -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       199,145      102,691      39,442       5,159
   Transfers between funds ....................       (18,886)      59,305      13,186    (179,193)
   Redemptions (note 3) .......................      (936,730)    (584,084)    (90,720)   (100,851)
   Annual contract maintenance charges
      (note 2) ................................        (1,651)      (1,899)       (230)       (266)
   Contingent deferred sales charges
      (note 2) ................................       (28,930)     (11,218)     (1,705)     (2,048)
   Adjustments to maintain reserves ...........        (5,315)         (37)         30         (17)
                                                  -----------   ----------   ---------   ---------
         Net equity transactions ..............      (792,367)    (435,242)    (39,997)   (277,216)
                                                  -----------   ----------   ---------   ---------

Net change in contract owners' equity .........        29,494      644,214     (26,948)    (79,060)
Contract owners' equity beginning
      of period ...............................    15,259,299   12,706,437   2,006,624   1,952,229
                                                  -----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $15,288,793   13,350,651   1,979,676   1,873,169
                                                  ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     1,443,383    1,521,102     278,722     346,681
                                                  -----------   ----------   ---------   ---------
   Units purchased ............................        33,927       68,922       7,275       2,879
   Units redeemed .............................      (108,811)    (120,751)    (12,879)    (52,787)
                                                  -----------   ----------   ---------   ---------
   Ending units ...............................     1,368,499    1,469,273     273,118     296,773
                                                  ===========   ==========   =========   =========

                                                     FidVIPValS           GVITCVal
                                                  ----------------   -----------------
                                                    2004     2003      2004      2003
                                                  -------   ------   -------   -------
Investment activity:
   Net investment income (loss) ...............    (1,731)    (496)     (954)     (380)
   Realized gain (loss) on investments ........    40,288      (22)  (27,412)  (51,970)
   Change in unrealized gain (loss)
      on investments ..........................   (27,015)  11,604    59,781   126,873
   Reinvested capital gains ...................       526       --        --        --
                                                  -------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    12,068   11,086    31,415    74,523
                                                  -------   ------   -------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................    16,000       --    56,558    29,443
   Transfers between funds ....................    39,015   70,544    10,836   (14,500)
   Redemptions (note 3) .......................   (73,817)      --   (52,647)  (50,429)
   Annual contract maintenance charges
      (note 2) ................................       (52)      (8)      (59)      (32)
   Contingent deferred sales charges
      (note 2) ................................    (5,367)      --    (1,390)     (511)
   Adjustments to maintain reserves ...........         7       (2)       10       (11)
                                                  -------   ------   -------   -------
         Net equity transactions ..............   (24,214)  70,534    13,308   (36,040)
                                                  -------   ------   -------   -------

Net change in contract owners' equity .........   (12,146)  81,620    44,723    38,483
Contract owners' equity beginning
      of period ...............................   258,152   10,526   785,241   642,059
                                                  -------   ------   -------   -------
Contract owners' equity end of period .........   246,006   92,146   829,964   680,542
                                                  =======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................    22,305    1,415    94,377   100,006
                                                  -------   ------   -------   -------
   Units purchased ............................     8,214    8,851     9,238     4,900
   Units redeemed .............................   (10,244)      (1)   (7,799)  (10,647)
                                                  -------   ------   -------   -------
   Ending units ...............................    20,275   10,265    95,816    94,259
                                                  =======   ======   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       GVITDMidCapI          GVITEmMrkts
                                                  ----------------------   ---------------
                                                     2004         2003      2004     2003
                                                  ----------   ---------   ------   ------
Investment activity:
Net investment income (loss) ..................   $  (35,164)    (28,671)     (75)     (32)
   Realized gain (loss) on investments ........       64,130     (89,574)      18   (1,127)
   Change in unrealized gain (loss)
      on investments ..........................      344,686     766,010     (241)   2,245
   Reinvested capital gains ...................           --          --       78       --
                                                  ----------   ---------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      373,652     647,765     (220)   1,086
                                                  ----------   ---------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      117,680      60,256       --       --
   Transfers between funds ....................        5,768     (41,712)      --       --
   Redemptions (note 3) .......................     (413,758)   (319,160)      --   (3,599)
   Annual contract maintenance charges
      (note 2) ................................         (508)       (536)      --       (5)
   Contingent deferred sales charges
      (note 2) ................................      (11,349)     (1,376)      --       --
   Adjustments to maintain reserves ...........          183         (38)      11       --
                                                  ----------   ---------   ------   ------
         Net equity transactions ..............     (301,984)   (302,566)      11   (3,604)
                                                  ----------   ---------   ------   ------

Net change in contract owners' equity .........       71,668     345,199     (209)  (2,518)
Contract owners' equity beginning
   of period ..................................    7,533,955   6,240,538   11,331   10,549
                                                  ----------   ---------   ------   ------
Contract owners' equity end of period .........   $7,605,623   6,585,737   11,122    8,031
                                                  ==========   =========   ======   ======

CHANGES IN UNITS:
   Beginning units ............................      525,831     578,271    1,025    1,555
                                                  ----------   ---------   ------   ------
   Units purchased ............................       11,602      10,702       --       --
   Units redeemed .............................      (31,857)    (40,070)       1     (529)
                                                  ----------   ---------   ------   ------
   Ending units ...............................      505,576     548,903    1,026    1,026
                                                  ==========   =========   ======   ======

                                                    GVITEmMrkts3         GVITFHiInc
                                                  ----------------   -----------------
                                                    2004     2003      2004      2003
                                                  -------   ------   -------   -------
Investment activity:
Net investment income (loss) ..................      (630)     (12)   28,362    21,940
   Realized gain (loss) on investments ........     2,497     (170)   (4,405)   (9,262)
   Change in unrealized gain (loss)
      on investments ..........................   (15,286)     380   (15,023)   72,518
   Reinvested capital gains ...................       393       --        --        --
                                                  -------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................   (13,026)     198     8,934    85,196
                                                  -------   ------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    11,080      301    10,300    29,653
   Transfers between funds ....................    72,381   (1,933)   64,597    82,467
   Redemptions (note 3) .......................    (1,490)      --   (30,091)  (50,492)
   Annual contract maintenance charges
      (note 2) ................................        --       --      (101)      (62)
   Contingent deferred sales charges
      (note 2) ................................        --       --      (463)     (609)
   Adjustments to maintain reserves ...........         7        1        15        --
                                                  -------   ------   -------   -------
         Net equity transactions ..............    81,978   (1,631)   44,257    60,957
                                                  -------   ------   -------   -------

Net change in contract owners' equity .........    68,952   (1,433)   53,191   146,153
Contract owners' equity beginning
   of period ..................................    47,938    3,758   872,421   682,457
                                                  -------   ------   -------   -------
Contract owners' equity end of period .........   116,890    2,325   925,612   828,610
                                                  =======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     3,923      501    74,616    70,370
                                                  -------   ------   -------   -------
   Units purchased ............................     8,152       40     8,852    11,178
   Units redeemed .............................    (2,320)    (272)   (5,128)   (5,649)
                                                  -------   ------   -------   -------
   Ending units ...............................     9,755      269    78,340    75,899
                                                  =======   ======   =======   =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                    GVITGlTech      GVITGlTech3           GVITGvtBd               GVITGrowth
                                                  --------------   -------------   -----------------------   --------------------
                                                   2004     2003    2004    2003      2004         2003         2004       2003
                                                  ------   -----   ------   ----   ----------   ----------   ---------   --------
Investment activity:
   Net investment income (loss) ...............   $  (14)    (29)     (56)    (2)     450,566      228,429      (7,007)    (6,211)
   Realized gain (loss) on investments ........       (2)    (30)     669     (1)      32,692      160,020     (64,533)  (197,630)
   Change in unrealized gain (loss)
      on investments ..........................       19   1,050     (337)    93     (924,968)      15,502      91,974    320,949
   Reinvested capital gains ...................       --      --       --     --      317,932       23,250          --         --
                                                  ------   -----   ------    ---   ----------   ----------   ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        3     991      276     90     (123,778)     427,201      20,434    117,108
                                                  ------   -----   ------    ---   ----------   ----------   ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       --      --       85    817      146,585      812,334       6,077      8,510
   Transfers between funds ....................       --      --      924     --     (436,019)      71,062     (19,416)   (35,687)
   Redemptions (note 3) .......................       --      --   (4,561)    --     (570,722)  (1,265,337)    (17,410)   (44,018)
   Annual contract maintenance charges
      (note 2) ................................       --      --       (1)    --       (2,017)      (1,884)       (112)      (135)
   Contingent deferred sales charges
      (note 2) ................................       --      --       --     --       (5,433)     (26,925)       (101)      (222)
   Adjustments to maintain reserves ...........       --      (2)      15      4          279           24          16        (15)
                                                  ------   -----   ------    ---   ----------   ----------   ---------   --------
         Net equity transactions ..............       --      (2)  (3,538)   821     (867,327)    (410,726)    (30,946)   (71,567)
                                                  ------   -----   ------    ---   ----------   ----------   ---------   --------

Net change in contract owners' equity .........        3     989   (3,262)   911     (991,105)      16,475     (10,512)    45,541
Contract owners' equity beginning of period ...    2,064   3,943    9,982     85   16,587,355   18,011,113   1,083,921    904,218
                                                  ------   -----   ------    ---   ----------   ----------   ---------   --------
Contract owners' equity end of period .........   $2,067   4,932    6,720    996   15,596,250   18,027,588   1,073,409    949,759
                                                  ======   =====   ======    ===   ==========   ==========   =========   ========

CHANGES IN UNITS:
   Beginning units ............................      706   2,064      916     12    1,294,042    1,413,032     219,678    239,854
                                                  ------   -----   ------    ---   ----------   ----------   ---------   --------
   Units purchased ............................       --      --       86    100       22,250      120,739       2,150      3,115
   Units redeemed .............................       --      --     (386)    --      (89,922)    (152,704)     (8,434)   (22,419)
                                                  ------   -----   ------    ---   ----------   ----------   ---------   --------
   Ending units ...............................      706   2,064      616    112    1,226,370    1,381,067     213,394    220,550
                                                  ======   =====   ======    ===   ==========   ==========   =========   ========

                                                                    (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      GVITIDAgg            GVITIDCon
                                                  -----------------   -------------------
                                                    2004      2003       2004       2003
                                                  --------   ------   ---------   -------
Investment activity:
   Net investment income (loss) ...............   $    167       13       3,310     2,630
   Realized gain (loss) on investments ........      1,900       (3)      9,653       340
   Change in unrealized gain (loss)
      on investments ..........................      5,505    5,306     (15,118)   12,733
   Reinvested capital gains ...................      1,331       --       4,107        --
                                                  --------   ------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      8,903    5,316       1,952    15,703
                                                  --------   ------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      3,897   47,703     150,974   206,086
   Transfers between funds ....................    355,197    6,535      39,563    35,139
   Redemptions (note 3) .......................     (6,789)      --     (72,197)  (32,837)
   Annual contract maintenance charges
      (note 2) ................................        (11)      --         (67)      (40)
   Contingent deferred sales charges
      (note 2) ................................         --       --      (2,418)   (1,216)
   Adjustments to maintain reserves ...........         (8)       5          10         1
                                                  --------   ------   ---------   -------
         Net equity transactions ..............    352,286   54,243     115,865   207,133
                                                  --------   ------   ---------   -------

Net change in contract owners' equity .........    361,189   59,559     117,817   222,836
Contract owners' equity beginning of period ...    138,477   35,597     908,801   315,681
                                                  --------   ------   ---------   -------
Contract owners' equity end of period .........   $499,666   95,156   1,026,618   538,517
                                                  ========   ======   =========   =======

CHANGES IN UNITS:
   Beginning units ............................     12,952    4,329      86,112    31,825
                                                  --------   ------   ---------   -------
   Units purchased ............................     32,939    6,181      20,036    24,182
   Units redeemed .............................       (626)      --      (9,116)   (3,419)
                                                  --------   ------   ---------   -------
   Ending units ...............................     45,265   10,510      97,032    52,588
                                                  ========   ======   =========   =======

                                                       GVITIDMod            GVITIDModAgg
                                                  -------------------   -------------------
                                                     2004       2003       2004      2003
                                                  ---------   -------   ---------   -------
Investment activity:
   Net investment income (loss) ...............         977     2,020      (1,515)      288
   Realized gain (loss) on investments ........      18,191    (4,013)      4,515    (2,452)
   Change in unrealized gain (loss)
      on investments ..........................      10,543    57,952      22,395    50,388
   Reinvested capital gains ...................       9,148        --       7,937        --
                                                  ---------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      38,859    55,959      33,332    48,224
                                                  ---------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     381,901   205,023     151,931    56,738
   Transfers between funds ....................     143,374   165,678     295,721        --
   Redemptions (note 3) .......................    (135,980)     (633)    (26,240)  (10,966)
   Annual contract maintenance charges
      (note 2) ................................        (439)      (90)       (137)      (32)
   Contingent deferred sales charges
      (note 2) ................................        (563)       --        (272)       --
   Adjustments to maintain reserves ...........      (7,721)        2          40        --
                                                  ---------   -------   ---------   -------
         Net equity transactions ..............     380,572   369,980     421,043    45,740
                                                  ---------   -------   ---------   -------

Net change in contract owners' equity .........     419,431   425,939     454,375    93,964
Contract owners' equity beginning of period ...   2,164,674   543,780   1,178,411   505,432
                                                  ---------   -------   ---------   -------
Contract owners' equity end of period .........   2,584,105   969,719   1,632,786   599,396
                                                  =========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ............................     202,719    60,280     110,062    58,948
                                                  ---------   -------   ---------   -------
   Units purchased ............................      45,130    43,772      42,639     6,587
   Units redeemed .............................     (12,823)   (3,710)     (3,910)   (1,258)
                                                  ---------   -------   ---------   -------
   Ending units ...............................     235,026   100,342     148,791    64,277
                                                  =========   =======   =========   =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       GVITIDModCon          GVITIntGro
                                                  ----------------------   -------------
                                                     2004         2003      2004    2003
                                                  ----------   ---------   -----   -----
Investment activity:
   Net investment income (loss) ...............   $    4,252       4,752     (58)    (42)
   Realized gain (loss) on investments ........        1,015        (904)    (11)    (20)
   Change in unrealized gain (loss)
      on investments ..........................         (865)     56,585     (50)    331
   Reinvested capital gains ...................        8,397          --      --      --
                                                  ----------   ---------   -----   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       12,799      60,433    (119)    269
                                                  ----------   ---------   -----   -----

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................      200,578     181,571      --      --
   Transfers between funds ....................      114,145     190,131      --      --
   Redemptions (note 3) .......................      (13,268)    (11,312)   (171)     --
   Annual contract maintenance charges
      (note 2) ................................         (159)       (144)     (3)     (3)
   Contingent deferred sales charges
      (note 2) ................................           --          --      --      --
   Adjustments to maintain reserves ...........           41           8       3       1
                                                  ----------   ---------   -----   -----
         Net equity transactions ..............      301,337     360,254    (171)     (2)
                                                  ----------   ---------   -----   -----

Net change in contract owners' equity .........      314,136     420,687    (290)    267
Contract owners' equity beginning of period ...    1,650,375     744,034   8,390   6,362
                                                  ----------   ---------   -----   -----
Contract owners' equity end of period .........   $1,964,511   1,164,721   8,100   6,629
                                                  ==========   =========   =====   =====

CHANGES IN UNITS:
   Beginning units ............................      154,692      78,183   1,293   1,311
                                                  ----------   ---------   -----   -----
   Units purchased ............................       29,137      39,424      --       1
   Units redeemed .............................       (1,271)     (1,208)    (26)     (1)
                                                  ----------   ---------   -----   -----
   Ending units ...............................      182,558     116,399   1,267   1,311
                                                  ==========   =========   =====   =====

                                                    GVITIntGro3         GVITSMdCpGr
                                                  --------------   ---------------------
                                                   2004     2003      2004        2003
                                                  ------   -----   ---------   ---------
Investment activity:
   Net investment income (loss) ...............     (253)    (53)    (11,366)     (9,444)
   Realized gain (loss) on investments ........       46     (14)    (39,189)    111,518
   Change in unrealized gain (loss)
      on investments ..........................     (319)    397     140,579     169,927
   Reinvested capital gains ...................       --      --          --          --
                                                  ------   -----   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (526)    330      90,024     272,001
                                                  ------   -----   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................       --      --      17,311      12,663
   Transfers between funds ....................       --      --       6,028     (54,128)
   Redemptions (note 3) .......................     (240)     --     (22,099)    (38,474)
   Annual contract maintenance charges
      (note 2) ................................       --      --        (238)       (239)
   Contingent deferred sales charges
      (note 2) ................................       --      --        (386)       (485)
   Adjustments to maintain reserves ...........        1      (1)         12        (156)
                                                  ------   -----   ---------   ---------
         Net equity transactions ..............     (239)     (1)        628     (80,819)
                                                  ------   -----   ---------   ---------

Net change in contract owners' equity .........     (765)    329      90,652     191,182
Contract owners' equity beginning of period ...   35,754   7,847   1,571,880   1,250,067
                                                  ------   -----   ---------   ---------
Contract owners' equity end of period .........   34,989   8,176   1,662,532   1,441,249
                                                  ======   =====   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    3,452   1,011     224,581     246,785
                                                  ------   -----   ---------   ---------
   Units purchased ............................       --      --       5,391       9,750
   Units redeemed .............................      (23)     --      (5,326)    (22,506)
                                                  ------   -----   ---------   ---------
   Ending units ...............................    3,429   1,011     224,646     234,029
                                                  ======   =====   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          GVITMyMkt                GVITNWFund
                                                  ------------------------   ---------------------
                                                      2004         2003         2004        2003
                                                  -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   (48,087)     (44,035)    (17,243)    (25,738)
   Realized gain (loss) on investments ........            --           --    (390,133)   (931,170)
   Change in unrealized gain (loss) on
      investments .............................            --           --     539,507   1,830,824
   Reinvested capital gains ...................            --           --          --          --
                                                  -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       (48,087)     (44,035)    132,131     873,916
                                                  -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................       176,419      638,661      37,379     112,171
   Transfers between funds ....................      (290,682)     335,744     (60,602)    (83,765)
   Redemptions (note 3) .......................      (815,435)  (3,358,421)   (372,206)   (588,623)
   Annual contract maintenance charges
      (note 2) ................................        (1,258)      (1,458)     (1,245)     (1,340)
   Contingent deferred sales charges
      (note 2) ................................       (11,769)     (47,821)     (9,812)    (14,549)
   Adjustments to maintain reserves ...........           198           (8)        180         (27)
                                                  -----------   ----------   ---------   ---------
         Net equity transactions ..............      (942,527)  (2,433,303)   (406,306)   (576,133)
                                                  -----------   ----------   ---------   ---------

Net change in contract owners' equity .........      (990,614)  (2,477,338)   (274,175)    297,783
Contract owners' equity beginning of period ...    11,189,870   15,200,867   8,893,349   8,104,140
                                                  -----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $10,199,256   12,723,529   8,619,174   8,401,923
                                                  ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     1,048,726    1,413,484     957,084   1,096,544
                                                  -----------   ----------   ---------   ---------
   Units purchased ............................        37,662      191,657       4,124      17,337
   Units redeemed .............................      (126,145)    (418,120)    (46,995)    (94,251)
                                                  -----------   ----------   ---------   ---------
   Ending units ...............................       960,243    1,187,021     914,213   1,019,630
                                                  ===========   ==========   =========   =========

                                                     GVITNStrVal          GVITSmCapGr
                                                  ----------------   ---------------------
                                                    2004     2003       2004        2003
                                                  -------   ------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............      (145)    (134)    (11,010)     (9,027)
   Realized gain (loss) on investments ........     2,379      (59)    (63,816)    (50,440)
   Change in unrealized gain (loss) on
      investments .............................      (381)   3,053     114,964     246,759
   Reinvested capital gains ...................        --       --          --          --
                                                  -------   ------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     1,853    2,860      40,138     187,292
                                                  -------   ------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................        --       --      20,703      28,124
   Transfers between funds ....................   (29,706)     428     (25,998)     (8,555)
   Redemptions (note 3) .......................        --       --    (102,452)    (31,482)
   Annual contract maintenance charges
      (note 2) ................................        (8)     (11)        (81)       (107)
   Contingent deferred sales charges
      (note 2) ................................        --       --      (2,402)       (431)
   Adjustments to maintain reserves ...........        (1)      (7)         42         (25)
                                                  -------   ------   ---------   ---------
         Net equity transactions ..............   (29,715)     410    (110,188)    (12,476)
                                                  -------   ------   ---------   ---------

Net change in contract owners' equity .........   (27,862)   3,270     (70,050)    174,816
Contract owners' equity beginning of period ...    27,862   19,931   1,605,284   1,258,290
                                                  -------   ------   ---------   ---------
Contract owners' equity end of period .........        --   23,201   1,535,234   1,433,106
                                                  =======   ======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     2,530    2,477     153,861     159,664
                                                  -------   ------   ---------   ---------
   Units purchased ............................       391       55       3,082       5,832
   Units redeemed .............................    (2,921)      (2)    (13,730)     (7,413)
                                                  -------   ------   ---------   ---------
   Ending units ...............................        --    2,530     143,213     158,083
                                                  =======   ======   =========   =========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       GVITSmCapVal              GVITSmComp        GVITTGroFoc     GVITTGroFoc3
                                                  ----------------------   ---------------------   -----------   ---------------
                                                     2004         2003        2004        2003     2004   2003     2004     2003
                                                  ----------   ---------   ---------   ---------   ----   ----   -------   -----
Investment activity:
   Net investment income (loss) ...............   $  (22,643)    (15,269)    (29,900)    (22,315)    --     --       (63)    (55)
   Realized gain (loss) on investments ........       86,389     (93,278)    (15,670)    (60,562)    --     --     4,827      (1)
   Change in unrealized gain (loss)
      on investments ..........................       87,066     489,698     291,784     530,382     (1)    --    (4,109)  1,169
   Reinvested capital gains ...................           --          --          --          --     --     --        --      --
                                                  ----------   ---------   ---------   ---------    ---    ---   -------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      150,812     381,151     246,214     447,505     (1)    --       655   1,113
                                                  ----------   ---------   ---------   ---------    ---    ---   -------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      106,876      37,082      44,350      15,191     --     --        --      --
   Transfers between funds ....................      (66,539)    (39,278)   (140,040)    (26,988)    --     --    (7,865)  5,057
   Redemptions (note 3) .......................     (148,052)    (54,808)   (215,644)    (71,342)    --     --   (11,921)     --
   Annual contract maintenance charges
      (note 2) ................................         (427)       (415)       (389)       (432)    --     --        --      --
   Contingent deferred sales charges
      (note 2) ................................       (3,150)       (147)     (4,702)     (1,035)    --     --        --      --
   Adjustments to maintain reserves ...........       (3,329)        (27)         92        (151)     1     --         1      (4)
                                                  ----------   ---------   ---------   ---------    ---    ---   -------   -----
         Net equity transactions ..............     (114,621)    (57,593)   (316,333)    (84,757)     1     --   (19,785)  5,053
                                                  ----------   ---------   ---------   ---------    ---    ---   -------   -----

Net change in contract owners' equity .........       36,191     323,558     (70,119)    362,748     --     --   (19,130)  6,166
Contract owners' equity beginning
   of period ..................................    3,159,001   2,190,047   4,198,853   3,156,684     --     --    19,130   3,128
                                                  ----------   ---------   ---------   ---------    ---    ---   -------   -----
Contract owners' equity end of period .........   $3,195,192   2,513,605   4,128,734   3,519,432     --     --        --   9,294
                                                  ==========   =========   =========   =========    ===    ===   =======   =====

CHANGES IN UNITS:
   Beginning units ............................      184,554     198,522     284,376     297,261     --     --     1,723     418
                                                  ----------   ---------   ---------   ---------    ---    ---   -------   -----
   Units purchased ............................       10,677      12,045       5,324       5,030     --     --        --     608
   Units redeemed .............................      (17,879)    (18,805)    (26,063)    (12,545)    --     --    (1,723)     --
                                                  ----------   ---------   ---------   ---------    ---    ---   -------   -----
   Ending units ...............................      177,352     191,762     263,637     289,746     --     --        --   1,026
                                                  ==========   =========   =========   =========    ===    ===   =======   =====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       GVITWLead          GVITWLead3            JanCapAp             JanGlTechS2
                                                  ------------------   ----------------   ---------------------   ----------------
                                                    2004       2003      2004     2003       2004        2003      2004      2003
                                                  --------   -------   -------   ------   ---------   ---------   ------   -------
Investment activity:
   Net investment income (loss) ...............   $ (4,886)   (4,049)     (622)     (68)    (17,330)    (12,509)    (553)     (151)
   Realized gain (loss) on investments ........    (13,180)  (62,299)      683        2    (102,114)   (260,752)     922    (7,858)
   Change in unrealized gain (loss)
      on investments ..........................      5,880   115,626    (2,295)   2,139     241,320     452,002   (1,696)   10,015
   Reinvested capital gains ...................         --        --        --       --          --          --       --        --
                                                  --------   -------   -------   ------   ---------   ---------   ------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (12,186)   49,278    (2,234)   2,073     121,876     178,741   (1,327)    2,006
                                                  --------   -------   -------   ------   ---------   ---------   ------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................         --     1,832    46,345       70      23,827      43,939   11,271     2,285
   Transfers between funds ....................    (13,386)  (44,794)    4,586   36,976     (80,331)     (2,954)   2,653   (20,444)
   Redemptions (note 3) .......................    (11,662)  (14,588)   (1,592)      --    (179,183)    (78,589)  (8,412)     (661)
   Annual contract maintenance charges
      (note 2) ................................        (22)      (36)       --       --        (240)       (281)     (17)       (6)
   Contingent deferred sales charges
      (note 2) ................................        (89)     (150)       --       --      (7,519)     (1,912)     (57)      (32)
   Adjustments to maintain reserves ...........         (6)      (13)      (10)      --          70          56     (572)        2
                                                  --------   -------   -------   ------   ---------   ---------   ------   -------
         Net equity transactions ..............    (25,165)  (57,749)   49,329   37,046    (243,376)    (39,741)   4,866   (18,856)
                                                  --------   -------   -------   ------   ---------   ---------   ------   -------

Net change in contract owners' equity .........    (37,351)   (8,471)   47,095   39,119    (121,500)    139,000    3,539   (16,850)
Contract owners' equity beginning
   of period ..................................    706,623   598,914    70,134       --   2,506,683   2,235,334   76,743    36,000
                                                  --------   -------   -------   ------   ---------   ---------   ------   -------
Contract owners' equity end of period .........   $669,272   590,443   117,229   39,119   2,385,183   2,374,334   80,282    19,150
                                                  ========   =======   =======   ======   =========   =========   ======   =======

CHANGES IN UNITS:
   Beginning units ............................     90,822   103,271     5,173       --     397,969     420,848    7,463     5,079
                                                  --------   -------   -------   ------   ---------   ---------   ------   -------
   Units purchased ............................         --       610     3,838    3,565       3,869      14,488    1,119       346
   Units redeemed .............................     (3,256)  (10,242)     (209)      --     (41,479)    (20,989)    (893)   (3,136)
                                                  --------   -------   -------   ------   ---------   ---------   ------   -------
   Ending units ...............................     87,566    93,639     8,802    3,565     360,359     414,347    7,689     2,289
                                                  ========   =======   =======   ======   =========   =========   ======   =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        JanGlTech            JanIntGroS2            JanIntGro          JPMSTMidCap
                                                  ---------------------   -----------------   ---------------------   -------------
                                                     2004        2003       2004       2003      2004        2003      2004    2003
                                                  ----------   --------   -------   -------   ---------   ---------   ------   ----
Investment activity:
   Net investment income (loss) ...............   $   (6,888)    (5,556)     (411)      247      (4,283)      2,054      (23)    --
   Realized gain (loss) on investments ........     (119,960)  (329,134)   10,675    (6,388)    (37,797)   (216,363)      --     --
   Change in unrealized gain (loss)
      on investments ..........................      112,794    459,840   (13,616)   14,593      18,972     285,709      733     --
   Reinvested capital gains ...................           --         --        --        --          --          --       --     --
                                                  ----------   --------   -------   -------   ---------   ---------   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (14,054)   125,150    (3,352)    8,452     (23,108)     71,400      710     --
                                                  ----------   --------   -------   -------   ---------   ---------   ------    ---

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................          869         --     2,682    11,208          --          --       --     --
   Transfers between funds ....................      (31,264)   (64,634)  (17,244)    2,523     (17,735)   (107,614)  66,850     --
   Redemptions (note 3) .......................      (43,660)   (37,614)   (7,227)   (5,735)    (64,010)    (69,836)      --     --
   Annual contract maintenance charges
      (note 2) ................................          (95)       (93)      (37)      (21)       (157)       (180)      --     --
   Contingent deferred sales charges
      (note 2) ................................       (1,856)    (1,344)      (58)     (173)     (1,243)     (2,086)      --     --
   Adjustments to maintain reserves ...........         (163)       (17)       (2)   15,782          17     (15,082)      (1)    --
                                                  ----------   --------   -------   -------   ---------   ---------   ------    ---
         Net equity transactions ..............      (76,169)  (103,702)  (21,886)   23,584     (83,128)   (194,798)  66,849     --
                                                  ----------   --------   -------   -------   ---------   ---------   ------    ---

Net change in contract owners' equity .........      (90,223)    21,448   (25,238)   32,036    (106,236)   (123,398)  67,559     --
Contract owners' equity beginning of period ...    1,015,527    828,444   162,832    92,410   1,786,106   1,626,294       --     --
                                                  ----------   --------   -------   -------   ---------   ---------   ------    ---
Contract owners' equity end of period .........   $  925,304    849,892   137,594   124,446   1,679,870   1,502,896   67,559     --
                                                  ==========   ========   =======   =======   =========   =========   ======    ===

CHANGES IN UNITS:
   Beginning units ............................      293,472    345,768    15,868    11,947     304,328     367,575       --     --
                                                  ----------   --------   -------   -------   ---------   ---------   ------    ---
   Units purchased ............................           --         --     2,598     6,690          --          --    6,630     --
   Units redeemed .............................      (22,099)   (43,710)   (4,870)   (3,401)    (13,845)    (45,887)      --     --
                                                  ----------   --------   -------   -------   ---------   ---------   ------    ---
   Ending units ...............................      271,373    302,058    13,596    15,236     290,483     321,688    6,630     --
                                                  ==========   ========   =======   =======   =========   =========   ======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      NBAMTGuard             NBAMTMCGr
                                                  ------------------   ---------------------
                                                    2004       2003       2004        2003
                                                  --------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $ (5,100)   (3,718)    (20,452)    (16,790)
   Realized gain (loss) on investments ........     (2,558)  (11,546)    (75,594)   (170,787)
   Change in unrealized gain (loss)
      on investments ..........................     32,250    85,894     287,482     456,897
   Reinvested capital gains ...................         --        --          --          --
                                                  --------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     24,592    70,630     191,436     269,320
                                                  --------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     28,591     9,697      29,975      19,294
   Transfers between funds ....................     (2,204)   45,038      (3,073)    (52,510)
   Redemptions (note 3) .......................     (2,296)  (10,713)    (86,999)    (67,028)
   Annual contract maintenance charges
      (note 2) ................................        (69)      (67)       (319)       (349)
   Contingent deferred sales charges
      (note 2) ................................         --        --      (2,190)     (1,469)
   Adjustments to maintain reserves ...........          1        (3)         54          46
                                                  --------   -------   ---------   ---------
         Net equity transactions ..............     24,023    43,952     (62,552)   (102,016)
                                                  --------   -------   ---------   ---------

Net change in contract owners' equity .........     48,615   114,582     128,884     167,304
Contract owners' equity beginning of period ...    697,437   483,570   2,884,659   2,428,798
                                                  --------   -------   ---------   ---------
Contract owners' equity end of period .........   $746,052   598,152   3,013,543   2,596,102
                                                  ========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     65,822    59,292     325,971     346,585
                                                  --------   -------   ---------   ---------
   Units purchased ............................      3,822     8,080       6,018      10,204
   Units redeemed .............................     (1,610)   (2,597)    (12,989)    (24,288)
                                                  --------   -------   ---------   ---------
   Ending units ...............................     68,034    64,775     319,000     332,501
                                                  ========   =======   =========   =========

                                                      NBAMTPart             OppAggGro
                                                  -----------------   ---------------------
                                                    2004      2003       2004        2003
                                                  -------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............    (4,484)   (3,374)    (40,382)    (33,865)
   Realized gain (loss) on investments ........    (2,046)   (1,743)   (502,850)   (861,875)
   Change in unrealized gain (loss)
      on investments ..........................    33,773    82,890   1,052,929   1,496,949
   Reinvested capital gains ...................        --        --          --          --
                                                  -------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    27,243    77,773     509,697     601,209
                                                  -------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     7,614     2,997      70,684      77,794
   Transfers between funds ....................    23,577       211    (129,062)   (154,169)
   Redemptions (note 3) .......................   (53,517)   (1,794)   (151,794)   (267,764)
   Annual contract maintenance charges
      (note 2) ................................       (19)      (19)       (831)       (857)
   Contingent deferred sales charges
      (note 2) ................................    (1,845)       --      (3,765)     (8,431)
   Adjustments to maintain reserves ...........        20        (5)        136          49
                                                  -------   -------   ---------   ---------
         Net equity transactions ..............   (24,170)    1,390    (214,632)   (353,378)
                                                  -------   -------   ---------   ---------

Net change in contract owners' equity .........     3,073    79,163     295,065     247,831
Contract owners' equity beginning of period ...   616,350   459,943   5,594,786   4,918,443
                                                  -------   -------   ---------   ---------
Contract owners' equity end of period .........   619,423   539,106   5,889,851   5,166,274
                                                  =======   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    59,646    59,287     736,879     802,210
                                                  -------   -------   ---------   ---------
   Units purchased ............................     3,569       384      10,320      14,176
   Units redeemed .............................    (5,937)     (226)    (37,529)    (70,225)
                                                  -------   -------   ---------   ---------
   Ending units ...............................    57,278    59,445     709,670     746,161
                                                  =======   =======   =========   =========

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          OppCapAp                 OppMSFund
                                                  -----------------------   ----------------------
                                                      2004         2003        2004         2003
                                                  -----------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............   $   (40,493)    (24,689)      14,801      29,649
   Realized gain (loss) on investments ........      (152,743)   (724,140)    (108,255)   (302,043)
   Change in unrealized gain (loss)
      on investments ..........................       360,019   1,712,150      301,004   1,131,518
   Reinvested capital gains ...................            --          --           --          --
                                                  -----------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       166,783     963,321      207,550     859,124
                                                  -----------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        97,696     104,790      191,166     207,423
   Transfers between funds ....................        44,682    (254,916)    (126,069)    (82,019)
   Redemptions (note 3) .......................      (347,624)   (401,437)    (477,818)   (436,524)
   Annual contract maintenance charges
      (note 2) ................................        (1,398)     (1,499)      (1,289)     (1,401)
   Contingent deferred sales charges
      (note 2) ................................        (7,619)     (6,132)      (8,791)     (9,212)
   Adjustments to maintain reserves ...........           251       1,168          240         (27)
                                                  -----------   ---------   ----------   ---------
         Net equity transactions ..............      (214,012)   (558,026)    (422,561)   (321,760)
                                                  -----------   ---------   ----------   ---------

Net change in contract owners' equity .........       (47,229)    405,295     (215,011)    537,364
Contract owners' equity beginning of period ...    10,389,644   8,785,778   11,115,529   9,389,961
                                                  -----------   ---------   ----------   ---------
Contract owners' equity end of period .........   $10,342,415   9,191,073   10,900,518   9,927,325
                                                  ===========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................     1,024,415   1,118,284    1,252,731   1,322,245
                                                  -----------   ---------   ----------   ---------
   Units purchased ............................        21,627      24,936       23,592      38,602
   Units redeemed .............................       (42,815)    (94,792)     (70,274)    (85,171)
                                                  -----------   ---------   ----------   ---------
   Ending units ...............................     1,003,227   1,048,428    1,206,049   1,275,676
                                                  ===========   =========   ==========   =========

                                                          SalBrCap                SalBrHYBd
                                                  -----------------------   ---------------------
                                                     2004         2003         2004        2003
                                                  ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............     (100,210)     (79,719)    (18,455)    (16,143)
   Realized gain (loss) on investments ........       25,614     (270,429)      3,217      (8,289)
   Change in unrealized gain (loss)
      on investments ..........................      649,211    2,009,263      11,919     328,292
   Reinvested capital gains ...................           --           --          --          --
                                                  ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      574,615    1,659,115      (3,319)    303,860
                                                  ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      288,585      203,987      66,207      15,737
   Transfers between funds ....................      (37,083)     (42,668)   (115,154)    175,407
   Redemptions (note 3) .......................     (410,180)    (751,532)    (44,609)   (103,629)
   Annual contract maintenance charges
      (note 2) ................................       (1,433)      (1,455)       (251)       (359)
   Contingent deferred sales charges
      (note 2) ................................       (7,026)     (16,655)       (913)     (3,620)
   Adjustments to maintain reserves ...........          403        1,862          36           8
                                                  ----------   ----------   ---------   ---------
         Net equity transactions ..............     (166,734)    (606,461)    (94,684)     83,544
                                                  ----------   ----------   ---------   ---------

Net change in contract owners' equity .........      407,881    1,052,654     (98,003)    387,404
Contract owners' equity beginning of period ...   14,759,462   11,266,478   2,787,671   2,134,247
                                                  ----------   ----------   ---------   ---------
Contract owners' equity end of period .........   15,167,343   12,319,132   2,689,668   2,521,651
                                                  ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................    1,121,498    1,173,568     203,726     191,007
                                                  ----------   ----------   ---------   ---------
   Units purchased ............................       27,154       34,492       6,569      17,849
   Units redeemed .............................      (39,646)     (97,317)    (13,452)    (11,101)
                                                  ----------   ----------   ---------   ---------
   Ending units ...............................    1,109,006    1,110,743     196,843     197,755
                                                  ==========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         SalBrInv               SalBrTotRet
                                                  ----------------------   ---------------------
                                                     2004         2003        2004        2003
                                                  ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  (45,355)    (35,286)    (26,849)    (23,305)
   Realized gain (loss) on investments ........      (14,528)   (231,613)      4,236     (28,504)
   Change in unrealized gain (loss)
      on investments ..........................      228,156     902,714      98,916     283,950
   Reinvested capital gains ...................           --          --       6,680          --
                                                  ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      168,273     635,815      82,983     232,141
                                                  ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       62,300     140,868      36,769     259,434
   Transfers between funds ....................      (18,903)    (48,810)     34,420      30,042
   Redemptions (note 3) .......................     (132,938)   (424,722)   (113,403)   (230,349)
   Annual contract maintenance charges
      (note 2) ................................         (628)       (728)       (756)       (827)
   Contingent deferred sales charges
      (note 2) ................................       (1,811)     (5,054)       (302)     (3,033)
   Adjustments to maintain reserves ...........          115         (17)         92         (11)
                                                  ----------   ---------   ---------   ---------
         Net equity transactions ..............      (91,865)   (338,463)    (43,180)     55,256
                                                  ----------   ---------   ---------   ---------

Net change in contract owners' equity .........       76,408     297,352      39,803     287,397
Contract owners' equity beginning of period ...    6,372,426   5,134,996   3,867,173   3,282,675
                                                  ----------   ---------   ---------   ---------
Contract owners' equity end of period .........   $6,448,834   5,432,348   3,906,976   3,570,072
                                                  ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      569,592     598,838     356,571     345,934
                                                  ----------   ---------   ---------   ---------
   Units purchased ............................        8,540      31,290      10,764      33,519
   Units redeemed .............................      (16,696)    (73,511)    (14,780)    (27,885)
                                                  ----------   ---------   ---------   ---------
   Ending units ...............................      561,436     556,617     352,555     351,568
                                                  ==========   =========   =========   =========

                                                   VEWrldEMktR1        VEWrldEMkt
                                                  -------------   -------------------
                                                   2004    2003      2004       2003
                                                  ------   ----   ---------   -------
Investment activity:
   Net investment income (loss) ...............      (15)    --      (2,012)   (4,931)
   Realized gain (loss) on investments ........       (1)    --      (2,271)  (28,624)
   Change in unrealized gain (loss)
      on investments ..........................      307     --     (41,597)  114,419
   Reinvested capital gains ...................       --     --          --        --
                                                  ------    ---   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      291     --     (45,880)   80,864
                                                  ------    ---   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       49     --       5,879        39
   Transfers between funds ....................   13,956     --     111,700   (10,591)
   Redemptions (note 3) .......................       --     --     (84,172)  (22,063)
   Annual contract maintenance charges
      (note 2) ................................       (3)    --        (133)     (122)
   Contingent deferred sales charges
      (note 2) ................................       --     --      (2,248)     (501)
   Adjustments to maintain reserves ...........        3     --          22        (7)
                                                  ------    ---   ---------   -------
         Net equity transactions ..............   14,005     --      31,048   (33,245)
                                                  ------    ---   ---------   -------

Net change in contract owners' equity .........   14,296     --     (14,832)   47,619
Contract owners' equity beginning of period ...       --     --   1,305,643   880,815
                                                  ------    ---   ---------   -------
Contract owners' equity end of period .........   14,296     --   1,290,811   928,434
                                                  ======    ===   =========   =======

CHANGES IN UNITS:
   Beginning units ............................       --     --     103,518   106,173
                                                  ------    ---   ---------   -------
   Units purchased ............................    1,451     --      11,796       600
   Units redeemed .............................       --     --      (9,789)   (4,697)
                                                  ------    ---   ---------   -------
   Ending units ...............................    1,451     --     105,525   102,076
                                                  ======    ===   =========   =======

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                  VEWrldHAs             VKEmMkt             VKUSRealEst
                                             ------------------   ------------------   ---------------------
                                               2004       2003      2004      2003        2004        2003
                                             --------   -------   -------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $   (515)     (261)   (1,269)    (1,373)    (10,233)     (6,735)
   Realized gain (loss) on investments ...      1,922      (145)    3,023     (6,507)     16,879        (964)
   Change in unrealized gain (loss)
      on investments .....................      1,869     6,899    (9,563)    35,081      81,413     132,954
   Reinvested capital gains ..............         --        --        --         --          --          --
                                             --------   -------   -------   --------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      3,276     6,493    (7,809)    27,201      88,059     125,255
                                             --------   -------   -------   --------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........         --        --     8,385      1,121      14,007      70,167
   Transfers between funds ...............     11,287    16,629    20,026       (251)     43,900      41,568
   Redemptions (note 3) ..................     (1,998)       --   (11,541)  (232,957)    (35,785)    (28,989)
   Annual contract maintenance charges
      (note 2) ...........................         --        (5)      (45)       (44)       (195)       (199)
   Contingent deferred sales charges
      (note 2) ...........................         --        --      (341)        --        (992)     (1,523)
   Adjustments to maintain reserves ......          8         2        17         10          37           8
                                             --------   -------   -------   --------   ---------   ---------
         Net equity transactions .........      9,297    16,626    16,501   (232,121)     20,972      81,032
                                             --------   -------   -------   --------   ---------   ---------

Net change in contract owners' equity ....     12,573    23,119     8,692   (204,920)    109,031     206,287
Contract owners' equity beginning
   of period .............................    160,775    87,485   171,239    343,227   1,395,659     891,088
                                             --------   -------   -------   --------   ---------   ---------
Contract owners' equity end of period ....   $173,348   110,604   179,931    138,307   1,504,690   1,097,375
                                             ========   =======   =======   ========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................     11,728     9,129     9,343     23,610      78,403      67,873
                                             --------   -------   -------   --------   ---------   ---------
   Units purchased .......................      1,355     1,771     1,660        980       4,869      10,180
   Units redeemed ........................       (709)       (1)     (789)   (16,439)     (3,858)     (4,240)
                                             --------   -------   -------   --------   ---------   ---------
   Ending units ..........................     12,374    10,899    10,214      8,151      79,414      73,813
                                             ========   =======   =======   ========   =========   =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-8

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

             Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - Income & Growth Fund - Class I (ACVPIncGr) American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3) American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

             Portfolios of the Credit Suisse Trust;
                Credit Suisse Trust - Global Post-Venture Capital Portfolio
                   (CSGPVen)*
                Credit Suisse Trust - International Focus Portfolio (CSIntFoc)* Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

             Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                   (DrySmCapIxS)

             Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

             Dreyfus Stock Index Fund - Initial Shares (DryStkIx)*

             Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio - Initial Shares
                   (DryVIFApp)

             Portfolios of the Federated Insurance Series (Federated IS);
                Federated IS - American Leaders Fund II - Primary Shares
                   (FedAmLead)*
                Federated IS - High Income Bond Fund II - Primary Shares
                   (FedHiInc)*
                Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)

             Portfolios of the Fidelity(R) Variable Insurance Products Fund
                (Fidelity(R) VIP);
                Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                   (FidVIPEI)*
                Fidelity(R) VIP - Equity-Income Portfolio - Service Class
                   (FidVIPEIS)
                Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio - Service Class
                   (FidVIPHIS)
                Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)* Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS) Fidelity(R) VIP - Overseas Portfolio - Service Class R
                   (FidVIPOvSR)

          NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS)

               Portfolio of the Fidelity(R) Variable Insurance Products Fund II
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                     (FidVIPConS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Service
                     Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service
                     Class (FidVIPValS)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                  GVIT)
               (managed for a fee by an affiliated investment advisor);
                  Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                     (GVITDMidCapI)
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Federated High Income Bond Fund - Class I
                     (GVITFHiInc)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class III (GVITGlTech3)
                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT International Growth Fund - Class III
                     (GVITIntGro3)
                  Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)* Gartmore GVIT MAS Multi Sector Bond Fund - Class I
                     (GVITMMultiSec)*
                  Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                     (formerly Gartmore GVIT Total Return Fund - Class I)
                  Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                     (GVITNStrVal)*
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Turner Growth Focus Fund - Class I
                     (GVITTGroFoc)*
                  Gartmore GVIT Turner Growth Focus Fund - Class III
                     (GVITTGroFoc3)*
                  Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead) Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service II Shares
                     (JanGlTechS2)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGlTech)
                  Janus AS - International Growth Portfolio - Service II
                     Shares (JanIntGroS2)
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)

               Portfolio of the JPMorgan Series Trust II;
                  JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio
                     (JPMSTMidCap)

               Portfolios of the MFS Variable Insurance Trust (MFS(R) VIT);
                  MFS(R) VIT - Emerging Growth Series - Initial Class
                     (MFSEmGrSe)*
                  MFS(R) VIT - Total Return Series - Initial Class (MFSTotReSe)*

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Guardian Portfolio - I Class Shares
                     (NBAMTGuard)
                  Neuberger Berman AMT - Mid-Cap Growth Portfolio(R) (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

               Portfolios of the Oppenheimer Variable Annuity (VA);
                  Oppenheimer Aggressive Growth Fund/VA - Initial Class
                     (OppAggGro)
                  Oppenheimer Capital Appreciation Fund/VA - Initial Class
                     (OppCapAp)
                  Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)*
                  Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFund)
                     (formerly Oppenheimer Main Street Growth & Income Fund/VA -
                        Service Class)

               Portfolios of the Salomon Brothers Variable Series Funds Inc.
                  (Salomon Brothers VSF Inc.);
                  Salomon Brothers VSF Inc. All Cap Fund (SalBrCap)
                     (formerly Salomon Brothers VSF Inc. Capital Fund)
                  Salomon Brothers VSF Inc. High Yield Bond Fund (SalBrHYBd) Salomon Brothers VSF Inc. Investors Fund (SalBrInv) Salomon Brothers VSF Inc. Total Return Fund (SalBrTotRet)

               Strong Opportunity Fund (StOpp)*

               Strong Opportunity Fund II, Inc. (StOpp2)*

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
                  WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund - Class R1
                     (VEWrldEMktR1)
                  Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class
                     (VEWrldEMkt)
                  Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Portfolios of the Van Kampen Universal Institutional Funds, Inc.
                  (Van Kampen UIF);
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                     (VKEmMkt)
                  Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)*
                  Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                     (VKUSRealEst)

               *At June 30, 2004, contract owners have not invested in this fund.

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS)

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                      Nationwide Variable Account-8 Options

                                                      ----------------   ---------------------
                                                      America's Vision   America's Vision Plus
     -----------------------------------------------------------------------------------------
     Variable Account Charges - Recurring .........         1.40%                 1.40%
     -----------------------------------------------------------------------------------------
     Beneficiary Protector Option .................           --                  0.40%
        Upon annuitant death, in addition to
           any death benefit payable, an additional
           amount will be credited to contract.
     -----------------------------------------------------------------------------------------
     Maximum Variable Account Charges* ............         1.40%                 1.80%
     -----------------------------------------------------------------------------------------

     * When maximum options are utilized.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

     The following table provides mortality and expense risk charges by asset fee rates for the six-month period ended June 30, 2004.

                        Total     ACVPIncGr   ACVPInt   ACVPInt3   ACVPUltra   ACVPVal   CSLCapV   DrySmCapIxS
                     ----------   ---------   -------   --------   ---------   -------   -------   -----------
     1.40% .......   $1,497,399     17,888     33,501     2,952       157       39,771    1,237       1,977
     1.80% .......        4,519         --         --        --        --           60       --          --
                     ----------     ------     ------     -----       ---       ------    -----       -----
        Totals ...   $1,501,918     17,888     33,501     2,952       157       39,831    1,237       1,977
                     ==========     ======     ======     =====       ===       ======    =====       =====

                     DrySRGro   DryVIFApp   FedQualBd   FidVIPEIS   FidVIPGrS   FidVIPHIS   FidVIPOvS   FidVIPOvSR
                     --------   ---------   ---------   ---------   ---------   ---------   ---------   ----------
     1.40% .......    $25,389     25,276      35,409      80,941     145,056      12,757      18,036       2,468
     1.80% .......         --        313         357         777         166          36          --          --
                      -------     ------      ------      ------     -------      ------      ------       -----
        Totals ...    $25,389     25,589      35,766      81,718     145,222      12,793      18,036       2,468
                      =======     ======      ======      ======     =======      ======      ======       =====

                     FidVIPConS   FidVIPGrOpS   FidVIPValS   GVITCVal   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3   GVITFHiInc
                     ----------   -----------   ----------   --------   ------------   -----------   ------------   ----------
     1.40% .......    $108,027       14,153        1,731       5,746       53,090           82            666          6,522
     1.80% .......          98           --           --          --           57           --             --             --
                      --------       ------        -----       -----       ------          ---            ---          -----
        Totals ...    $108,125       14,153        1,731       5,746       53,147           82            666          6,522
                      ========       ======        =====       =====       ======          ===            ===          =====

                     GVITGlTech   GVITGlTech3   GVITGvtBd   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
                     ----------   -----------   ---------   ----------   ---------   ---------   ---------   ------------
     1.40% .......       $14           56        113,188       7,624       1,141       6,720       16,681       10,249
     1.80% .......        --           --            987          --          --          --           --           --
                         ---          ---        -------       -----       -----       -----       ------       ------
        Totals ...       $14           56        114,175       7,624       1,141       6,720       16,681       10,249
                         ===          ===        =======       =====       =====       =====       ======       ======

                     GVITIDModCon   GVITIntGro   GVITIntGro3   GVITSMdCpGr   GVITMyMkt   GVITNWFund   GVITNStrVal   GVITSmCapGr
                     ------------   ----------   -----------   -----------   ---------   ----------   -----------   -----------
     1.40% .......      $12,762         58           253          11,366       74,019      61,487         145         11,010
     1.80% .......           --         --            --              --           --         188          --             --
                        -------        ---           ---          ------       ------      ------         ---         ------
        Totals ...      $12,762         58           253          11,366       74,019      61,675         145         11,010
                        =======        ===           ===          ======       ======      ======         ===         ======

                     GVITSmCapVal   GVITSmComp   GVITTGroFoc3   GVITWLead   GVITWLead3   JanCapAp   JanGlTechS2   JanGlTech
                     ------------   ----------   ------------   ---------   ----------   --------   -----------   ---------
     1.40% .......      $22,643       29,900          63          4,886         622       17,238        553         6,888
     1.80% .......           --           --          --             --          --           92         --            --
                        -------       ------         ---          -----         ---       ------        ---         -----
        Totals ...      $22,643       29,900          63          4,886         622       17,330        553         6,888
                        =======       ======         ===          =====         ===       ======        ===         =====

                     JanIntGroS2   JanIntGro   JPMSTMidCap   NBAMTGuard   NBAMTMCGr   NBAMTPart   OppAggGro   OppCapAp
                     -----------   ---------   -----------   ----------   ---------   ---------   ---------   --------
     1.40% .......      $1,085       12,638         23          5,100       20,452      4,484       40,324     72,891
     1.80% .......          --           --         --             --           --         --           58        306
                        ------       ------        ---          -----       ------      -----       ------     ------
        Totals ...      $1,085       12,638         23          5,100       20,452      4,484       40,382     73,197
                        ======       ======        ===          =====       ======      =====       ======     ======

                     OppMSFund   SalBrCap   SalBrHYBd   SalBrInv   SalBrTotRet   VEWrldEMktR1   VEWrldEMkt   VEWrldHAs
                     ---------   --------   ---------   --------   -----------   ------------   ----------   ---------
     1.40% .......    $77,022     106,272     19,333     45,413       27,712          15           9,555       1,180
     1.80% .......        508         173         --        287           56          --              --          --
                      -------     -------     ------     ------       ------         ---           -----       -----
        Totals ...    $77,530     106,445     19,333     45,700       27,768          15           9,555       1,180
                      =======     =======     ======     ======       ======         ===           =====       =====

                     VKEmMkt   VKUSRealEst
                     -------   -----------
     1.40% .......    $1,269      10,233
     1.80% .......        --          --
                      ------      ------
        Totals ...    $1,269      10,233
                      ======      ======

          NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2004 and 2003, total transfers to the Account from the fixed account were $2,937,441 and $2,991,332, respectively, and total transfers from the Account to the fixed account were $838,150 and $5,570,816, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $160,513 and $163,862 to the Account in the form of additional premium to contract owner accounts for the six month periods ended June 30, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                    Contract                                                  Investment
                                    Expense                      Unit           Contract        Income          Total
                                     Rate*        Units       Fair Value     Owners' Equity     Ratio**       Return***
                                 -------------   -------   ---------------   --------------   ----------   ---------------
     American Century VP - Income & Growth Fund - Class I
        2004 .................       1.40%       274,852   $      9.53         $2,619,519        1.41%           4.08%
        2003 .................       1.40%       247,493          7.99          1,976,738        1.33%          11.25%
        2002 .................       1.40%       264,092          8.04          2,124,436        1.12%         -10.93%
        2001 .................       1.40%       247,031          9.55          2,358,286        0.83%          -4.49%
        2000 .................       1.40%       129,296         10.86          1,403,907        0.39%          -4.25%

     American Century VP - International Fund - Class I
        2004 .................       1.40%       561,463          8.20          4,606,614        0.55%           1.54%
        2003 .................       1.40%       624,075          6.86          4,280,665        0.76%           4.22%
        2002 .................       1.40%       799,148          7.95          6,355,003        0.85%          -5.13%
        2001 .................       1.40%       948,701          9.52          9,030,805        0.08%         -20.71%
        2000 .................       1.40%       594,042         13.66          8,115,292        0.08%          -6.67%

     American Century VP - International Fund - Class III
        2004 .................       1.40%        41,105         10.02            411,944        0.57%           1.54%
        2003 .................       1.40%        37,540          8.38            314,521        0.86%           4.22%
        2002 .................       1.40%         8,502          9.71             82,583        0.00%          -2.87%     (a)

     American Century VP - Ultra(R) Fund - Class I
        2004 .................       1.40%         3,134         10.23             32,048        0.00%           4.28%
        2003 .................       1.40%           815          8.82              7,190        0.00%          10.79%
        2002 .................       1.40%           116          9.11              1,056        0.00%          -8.94%     (a)

     American Century VP - Value Fund - Class I
        2004 .................   1.40% to 1.80%  394,716    14.75 to 12.26      5,820,379        0.99%      5.49% to  5.28%
        2003 .................   1.40% to 1.80%  391,192     9.97 to 11.95      4,672,920        1.14%      8.44% to  8.66%
        2002 .................   1.40% to 1.80%  396,643    10.20 to 12.18      4,829,569        0.93%     -4.76% to -4.57%
        2001 .................       1.40%       211,783         12.22          2,586,974        1.04%           6.46%
        2000 .................       1.40%        46,473          9.39            436,338        0.91%          -4.67%

     Credit Suisse Trust - Large Cap Value Portfolio
        2004 .................       1.40%         8,076         10.20             82,359        0.00%           2.01%
        2003 .................       1.40%        18,430          8.75            161,342        0.00%           8.07%
        2002 .................       1.40%        21,101          9.58            202,195        0.00%         -10.30%
        2001 .................       1.40%        20,806         11.01            229,107        0.00%           2.59%
        2000 .................       1.40%        18,278          9.68            176,987        0.00%          -3.12%

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2004 .................       1.40%        37,809         11.25            425,392        0.00%           8.93%
        2003 .................       1.40%         7,087          8.50             60,267        0.00%          11.85%

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2004 .................       1.40%       467,329          7.13          3,334,041        0.01%           2.02%
        2003 .................       1.40%       543,007          6.16          3,346,787        0.01%           9.50%
        2002 .................       1.40%       705,289          6.61          4,663,281        0.01%         -17.70%
        2001 .................       1.40%       785,589          8.98          7,051,267        0.01%         -14.72%
        2000 .................       1.40%       490,115         12.22          5,987,885        0.02%           1.83%

          NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS)

                                    Contract                                                    Investment
                                    Expense                        Unit           Contract        Income           Total
                                     Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   ---------   ---------------   --------------   ----------   -----------------
     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2004 .................   1.40% to 1.80%    377,294   $ 9.56 to 9.02      $ 3,605,331       0.03%       1.20% to   1.00%
        2003 .................   1.40% to 1.80%    388,725     8.07 to 8.52        3,310,401       0.02%       7.53% to   7.75%
        2002 .................   1.40% to 1.80%    447,199     8.31 to 8.73        3,903,717       0.01%      -9.50% to  -9.32%
        2001 .................       1.40%         426,507         10.02           4,275,697       0.01%           -6.91%
        2000 .................       1.40%         323,178         11.22           3,626,397       0.01%            2.07%

     Federated IS - Quality Bond Fund II - Primary Shares
        2004 .................   1.40% to 1.80%    390,891    12.76 to 11.34       4,983,005       4.13%      -0.72% to  -0.92%
        2003 .................   1.40% to 1.80%    406,190    11.57 to 12.97       5,261,968       3.34%       3.88% to   4.09%
        2002 .................   1.40% to 1.80%    370,862    10.55 to 11.77       4,362,595       4.13%       1.68% to   1.88%
        2001 .................       1.40%         240,899         11.18           2,692,247       2.29%            2.97%
        2000 .................       1.40%          66,546         10.21             679,130       0.65%            2.41%

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2004 .................   1.40% to 1.80%  1,056,783    11.17 to 9.99       11,791,233       1.45%       2.69% to   2.48%
        2003 .................   1.40% to 1.80%  1,017,036     8.36 to 9.31        9,458,753       1.78%       9.67% to   9.90%
        2002 .................   1.40% to 1.80%  1,197,988     8.70 to 9.64       11,546,156       1.73%      -7.01% to  -6.82%
        2001 .................       1.40%       1,028,160         10.87          11,180,892       1.48%           -1.68%
        2000 .................       1.40%         431,733         10.00           4,317,395       0.69%           -3.44%

     Fidelity(R) VIP - Growth Portfolio - Service Class
        2004 .................   1.40% to 1.80%  2,545,820     7.91 to 7.78       20,142,429       0.16%       0.71% to   0.51%
        2003 .................   1.40% to 1.80%  2,732,305     6.67 to 6.76       18,465,276       0.20%      12.40% to  12.62%
        2002 .................   1.40% to 1.80%  3,255,251     6.93 to 6.99       22,751,780       0.15%     -20.00% to -19.84%
        2001 .................       1.40%       3,493,051          9.64          33,680,759       0.00%          -10.30%
        2000 .................       1.40%       1,874,776         12.79          23,975,522       0.04%            4.33%

     Fidelity(R) VIP - High Income Portfolio - Service Class
        2004 .................   1.40% to 1.80%    207,352     8.78 to 11.36       1,820,460       8.06%      -0.19% to  -0.39%
        2003 .................   1.40% to 1.80%    195,629     8.16 to 10.61       1,597,845       6.92%      16.01% to  16.25%
        2002 .................       1.40%         222,821          6.53           1,455,993      12.17%           -4.93%
        2001 .................       1.40%         206,546          7.29           1,506,051      11.20%           -7.85%
        2000 .................       1.40%         101,451          9.79             992,918       2.79%           -5.61%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2004 .................       1.40%         290,476          8.53           2,477,027       1.10%            0.29%
        2003 .................       1.40%         304,762          6.59           2,009,880       0.80%            9.52%
        2002 .................       1.40%         385,678          7.42           2,863,175       0.77%           -3.18%
        2001 .................       1.40%         453,637          8.68           3,938,835       4.93%          -12.10%
        2000 .................       1.40%         352,055         11.68           4,113,346       0.60%           -5.70%

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
        2004 .................       1.40%          37,533         10.93             410,418       0.93%            0.22%
        2003 .................       1.40%          16,540          8.46             139,937       0.96%            9.53%
        2002 .................       1.40%           7,804          9.52              74,258       0.00%           -4.85%      (a)

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
        2004 .................   1.40% to 1.80%  1,368,499    11.15 to 11.14      15,264,920       0.26%       5.51% to   5.30%
        2003 .................   1.40% to 1.80%  1,469,273     9.09 to 9.11       13,350,651       0.37%       8.56% to   8.78%
        2002 .................       1.40%       1,705,004          9.21          15,705,315       0.81%           -1.52%
        2001 .................       1.40%       1,864,337          9.67          18,036,480       0.68%          -10.63%
        2000 .................       1.40%       1,124,586         11.53          12,964,338       0.17%           -2.04%

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
        2004 .................       1.40%         273,118          7.25           1,979,676       0.47%            0.68%
        2003 .................       1.40%         296,773          6.31           1,873,169       0.69%           12.09%
        2002 .................       1.40%         374,141          6.30           2,356,056       0.97%          -13.90%
        2001 .................       1.40%         404,508          7.85           3,177,163       0.24%           -9.42%
        2000 .................       1.40%         263,300         10.15           2,673,174       0.62%           -4.37%

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2004 .................       1.40%          20,275         12.13             246,006       0.00%            4.84%
        2003 .................       1.40%          10,265          8.98              92,146       0.00%           20.67%

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                    Contract                                                     Investment
                                     Expense                       Unit            Contract        Income          Total
                                      Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                                 --------------   ---------   ---------------   --------------   ----------   ----------------
     Gartmore GVIT Comstock Value Fund - Class I
        2004 .................        1.40%          95,816   $      8.66         $   829,964       0.59%           4.11%
        2003 .................        1.40%          94,259          7.22             680,542       0.60%          12.46%
        2002 .................        1.40%         109,516          7.42             812,073       0.43%         -14.76%
        2001 .................        1.40%         110,209          9.10           1,002,928       0.63%          -9.39%
        2000 .................        1.40%          50,098         11.51             576,840       0.46%           1.04%

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2004 .................   1.40% to 1.80%     505,576    15.05 to 11.27       7,605,623       0.24%      5.00% to  4.79%
        2003 .................   1.40% to 1.80%     548,903     9.02 to 12.00       6,585,737       0.22%     10.96% to 11.18%
        2002 .................   1.40% to 1.80%     629,282     9.33 to 12.36       7,776,898       0.09%     -4.56% to -4.37%
        2001 .................        1.40%         565,021         13.28           7,502,113       0.28%          -0.05%
        2000 .................        1.40%         275,460         12.57           3,461,407       0.44%           7.46%

     Gartmore GVIT Emerging Markets Fund - Class I
        2004 .................        1.40%           1,026         10.84              11,122       0.06%          -1.94%
        2003 .................        1.40%           1,026          7.83               8,031       0.24%          15.38%
        2002 .................        1.40%           1,554          7.86              12,214       0.00%          -3.17%
        2001 .................        1.40%           1,027          8.79               9,031       0.74%           1.29%

     Gartmore GVIT Emerging Markets Fund - Class III
        2004 .................        1.40%           9,755         11.98             116,890       0.04%          -1.94%
        2003 .................        1.40%             269          8.64               2,325       0.20%          15.19%
        2002 .................        1.40%          10,754          8.69              93,451       0.00%         -13.10%     (a)

     Gartmore GVIT Federated High Income Bond Fund - Class I
        2004 .................        1.40%          78,340         11.82             925,612       3.88%           1.05%
        2003 .................        1.40%          75,899         10.92             828,610       3.57%          12.57%
        2002 .................        1.40%          67,324          9.43             635,194       2.27%          -0.98%
        2001 .................        1.40%          57,454          9.41             540,846       5.41%           1.51%
        2000 .................        1.40%          16,227         10.03             162,739       7.68%          -2.19%

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2004 .................        1.40%             706          2.93               2,067       0.00%           0.10%
        2003 .................        1.40%           2,064          2.39               4,932       0.00%          25.07%
        2002 .................        1.40%           2,067          2.29               4,726       0.00%         -32.48%
        2001 .................        1.40%           2,315          4.22               9,773       0.00%         -29.62%

     Gartmore GVIT Global Technology and Communications Fund - Class III
        2004 .................        1.40%             616         10.91               6,720       0.00%           0.10%
        2003 .................        1.40%             112          8.89                 996       0.00%          24.85%
        2002 .................        1.40%               3          8.48                  25       0.00%         -15.17%     (a)

     Gartmore GVIT Government Bond Fund - Class I
        2004 .................   1.40% to 1.80%   1,226,370    12.73 to 11.23      15,596,250       3.51%     -0.78% to -0.98%
        2003 .................   1.40% to 1.80%   1,381,067    11.58 to 13.06      18,027,588       1.97%      2.20% to  2.41%
        2002 .................   1.40% to 1.80%   1,288,928    10.73 to 12.06      15,533,199       1.34%      3.26% to  3.46%
        2001 .................        1.40%         811,858         11.21           9,102,993       2.78%           1.71%
        2000 .................        1.40%         193,570         10.26           1,986,425       3.86%           3.30%

     Gartmore GVIT Growth Fund - Class I
        2004 .................        1.40%         213,394          5.03           1,073,409       0.06%           1.95%
        2003 .................        1.40%         220,550          4.31             949,759       0.00%          14.23%
        2002 .................        1.40%         282,607          4.41           1,247,186       0.00%         -17.73%
        2001 .................        1.40%         301,795          5.91           1,785,056       0.00%         -21.88%
        2000 .................        1.40%         220,733         10.46           2,308,059       0.21%           0.05%

     Gartmore GVIT ID Aggressive Fund - Class II
        2004 .................        1.40%          45,265         11.04             499,666       0.41%           3.25%
        2003 .................        1.40%          10,510          9.05              95,156       0.54%          10.11%

     Gartmore GVIT ID Conservative Fund - Class II
        2004 .................        1.40%          97,032         10.58           1,026,618       1.04%           0.25%
        2003 .................        1.40%          52,588         10.24             538,517       1.31%           3.24%
        2002 .................        1.40%           7,966          9.95              79,254       0.00%          -0.51%      (a)

          NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS)

                                    Contract                                                    Investment
                                     Expense                       Unit            Contract        Income            Total
                                      Rate*         Units       Fair Value     Owners' Equity     Ratio**          Return***
                                 --------------   ---------   --------------   --------------   ----------   ------------------
     Gartmore GVIT ID Moderate Fund - Class II
        2004 .................        1.40%         235,026   $    10.86         $ 2,553,502       0.74%           1.75%
        2003 .................        1.40%         100,342         9.66             969,719       0.90%           7.13%
        2002 .................        1.40%          39,869         9.64             384,213       0.00%          -3.63%       (a)

     Gartmore GVIT ID Moderately Aggressive Fund - Class II
        2004 .................        1.40%         148,791        10.97           1,632,786       0.62%           2.49%
        2003 .................        1.40%          64,277         9.33             599,396       0.73%           8.76%
        2002 .................        1.40%          17,304         9.54             165,068       0.00%          -4.61%       (a)

     Gartmore GVIT ID Moderately Conservative Fund - Class II
        2004 .................        1.40%         182,558        10.76           1,964,511       0.94%           0.86%
        2003 .................        1.40%         116,399        10.01           1,164,721       1.21%           5.15%
        2002 .................        1.40%          45,305         9.80             444,162       0.00%          -1.96%       (a)

     Gartmore GVIT International Growth Fund - Class I
        2004 .................        1.40%           1,267         6.39               8,100       0.00%          -1.48%
        2003 .................        1.40%           1,311         5.06               6,629       0.00%           4.20%
        2002 .................        1.40%           1,311         5.96               7,810       0.00%          -8.13%
        2001 .................        1.40%             258         7.36               1,902       0.98%         -20.15%

     Gartmore GVIT International Growth Fund - Class III
        2004 .................        1.40%           3,429        10.20              34,989       0.00%          -1.48%
        2003 .................        1.40%           1,011         8.09               8,176       0.00%           4.19%
        2002 .................        1.40%             173         9.51               1,645       0.00%          -4.91%       (a)

     Gartmore GVIT Mid Cap Growth Fund - Class I
        2004 .................        1.40%         224,646         7.40           1,662,532       0.00%           5.74%
        2003 .................        1.40%         234,029         6.16           1,441,249       0.00%          21.58%
        2002 .................        1.40%         272,318         6.18           1,682,480       0.00%         -24.25%
        2001 .................        1.40%         290,531        10.16           2,953,184       0.00%         -14.38%
        2000 .................        1.40%         204,043        14.84           3,027,991       0.00%           4.30%

     Gartmore GVIT Money Market Fund - Class I
        2004 .................        1.40%         960,243        10.62          10,199,256       0.24%          -0.45%
        2003 .................        1.40%       1,187,021        10.72          12,723,529       0.36%          -0.33%
        2002 .................        1.40%       1,456,562        10.77          15,684,411       0.59%          -0.08%
        2001 .................        1.40%       1,013,524        10.72          10,863,665       2.22%           1.60%
        2000 .................        1.40%         302,038        10.30           3,111,835       3.45%           2.10%

     Gartmore GVIT Nationwide(R) Fund - Class I
        2004 .................   1.40% to 1.80%     914,213    9.43 to  9.53       8,619,174       0.51%       1.46% to   1.26%
        2003 .................   1.40% to 1.80%   1,019,630    8.24 to  8.36       8,401,923       0.36%      11.27% to  11.50%
        2002 .................   1.40% to 1.80%   1,251,318    8.47 to  8.63      10,597,635       0.19%      -6.80% to  -6.62%
        2001 .................        1.40%       1,153,398         9.54          11,004,938       0.39%          -8.54%
        2000 .................        1.40%         537,764        11.09           5,965,781       0.40%           2.64%

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
        2003 .................        1.40%           2,530         9.17              23,201       0.04%          13.97%
        2002 .................        1.40%          13,741         9.26             127,244       0.00%         -15.30%
        2001 .................        1.40%          20,229        11.33             229,200       0.39%          -1.16%
        2000 .................        1.40%           7,940        10.59              84,082       0.02%          -2.00%

     Gartmore GVIT Small Cap Growth Fund - Class I
        2004 .................        1.40%         143,213        10.72           1,535,234       0.00%           2.75%
        2003 .................        1.40%         158,083         9.07           1,433,106       0.00%          15.03%
        2002 .................        1.40%         167,158         9.58           1,601,588       0.00%         -20.03%
        2001 .................        1.40%         155,585        12.85           1,999,409       0.00%          -5.72%
        2000 .................        1.40%         105,974        17.22           1,825,074       0.00%           4.44%

     Gartmore GVIT Small Cap Value Fund - Class I
        2004 .................        1.40%         177,352        17.92           3,178,811       0.00%           4.71%
        2003 .................        1.40%         191,762        13.11           2,513,605       0.00%          18.44%
        2002 .................   1.40% to 1.80%     212,020    8.41 to 13.41       2,836,795       0.00%     -13.13% to -12.95%
        2001 .................        1.40%         164,234        15.86           2,603,953       0.00%          30.12%
        2000 .................        1.40%         100,715        12.25           1,233,743       0.00%          10.00%

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                    Contract                                                    Investment
                                     Expense                      Unit            Contract        Income            Total
                                      Rate*         Units       Fair Value     Owners' Equity     Ratio**          Return***
                                 --------------   ---------   --------------   --------------   ----------   ----------------
     Gartmore GVIT Small Company Fund - Class I
        2004 .................        1.40%         263,637   $    15.66          $4,128,734       0.00%            6.07%
        2003 .................        1.40%         289,746        12.15           3,519,432       0.00%           14.38%
        2002 .................        1.40%         323,931        12.38           4,008,861       0.00%           -5.01%
        2001 .................        1.40%         330,871        13.87           4,590,708       0.11%           -2.04%
        2000 .................        1.40%         155,617        14.10           2,193,605       0.05%            6.87%

     Gartmore GVIT Turner Growth Focus Fund - Class I
        2001 .................        1.40%             762         4.57               3,484       0.00%          -27.65%

     Gartmore GVIT Turner Growth Focus Fund - Class III
        2003 .................        1.40%           1,026         9.06               9,294       0.00%           21.06%

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2004 .................        1.40%          87,566         7.64             669,272       0.00%           -1.76%
        2003 .................        1.40%          93,639         6.31             590,443       0.00%            8.73%
        2002 .................        1.40%         105,984         7.38             782,678       1.25%           -6.32%
        2001 .................        1.40%         108,492         8.38             909,148       1.05%          -14.91%
        2000 .................        1.40%          77,617        11.24             872,416       1.56%           -1.33%

     Gartmore GVIT Worldwide Leaders Fund - Class III
        2004 .................        1.40%           8,802        13.32             117,229       0.00%           -1.76%
        2003 .................        1.40%           3,565        10.97              39,119       0.00%            9.73%    (a)(b)

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2004 .................   1.40% to 1.80%     360,359    6.61 to 8.49        2,385,183       0.00%      5.06% to  4.85%
        2003 .................   1.40% to 1.80%     414,347    5.73 to 7.38        2,374,334       0.15%      7.65% to  7.87%
        2002 .................   1.40% to 1.80%     486,899    5.91 to 7.65        2,879,834       0.00%     -7.87% to -7.69%
        2001 .................        1.40%         485,644         7.13           3,462,390       0.68%          -14.20%
        2000 .................        1.40%          52,606         9.83             517,271       0.07%           -1.67%    (a)(b)

     Janus AS - Global Technology Portfolio - Service II Shares
        2004 .................        1.40%           7,689        10.13              77,858       0.00%           -1.53%
        2003 .................        1.40%           2,289         8.37              19,150       0.00%           18.03%
        2002 .................        1.40%           3,220         8.51              27,417       0.00%          -14.85%    (a)

     Janus AS - Global Technology Portfolio - Service Shares
        2004 .................        1.40%         271,373         3.41             924,568       0.00%           -1.54%
        2003 .................        1.40%         302,058         2.81             849,892       0.00%           17.43%
        2002 .................        1.40%         392,820         2.87           1,128,929       0.00%          -30.14%
        2001 .................        1.40%         365,409         4.90           1,788,723       0.60%          -26.47%
        2000 .................        1.40%          29,466         9.99             294,411       0.00%           -0.08%    (a)(b)

     Janus AS - International Growth Portfolio - Service II Shares
        2004 .................        1.40%          13,596        10.12             137,594       0.45%           -1.38%
        2003 .................        1.40%          15,236         8.17             124,446       0.91%            5.60%
        2002 .................        1.40%           3,875         9.21              35,690       0.00%           -7.90%    (a)

     Janus AS - International Growth Portfolio - Service Shares
        2004 .................        1.40%         290,483         5.78           1,679,870       0.48%           -1.47%
        2003 .................        1.40%         321,688         4.67           1,502,896       0.78%            5.59%
        2002 .................        1.40%         442,932         5.27           2,335,340       0.00%          -12.77%
        2001 .................        1.40%         435,181         6.72           2,922,458       0.56%          -16.12%
        2000 .................        1.40%          18,410         9.88             181,910       0.00%           -1.19%    (a)(b)

     JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio
        2004 .................        1.40%           6,630        10.19              67,559       0.00%             1.90%   (a)(b)

     Neuberger Berman AMT - Guardian Portfolio - I Class
        2004 .................        1.40%          68,034        10.97             746,052       0.00%            3.49%
        2003 .................        1.40%          64,775         9.23             598,152       0.00%           13.22%
        2002 .................        1.40%          55,715         9.92             552,640       0.73%          -11.80%
        2001 .................        1.40%          50,604        11.68             591,200       0.43%            0.88%
        2000 .................        1.40%          24,928        11.96             298,214       0.30%            3.01%

          NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS)

                                    Contract                                                    Investment
                                     Expense                       Unit           Contract        Income           Total
                                      Rate*        Units        Fair Value     Owners' Equity     Ratio**        Return***
                                 -------------   ---------   ---------------   --------------   ----------   -----------------
     Neuberger Berman AMT - Mid Cap Growth Portfolio(R) - I Class
        2004 .................       1.40%         319,000   $     9.45          $ 3,013,543       0.00%            6.75%
        2003 .................       1.40%         332,501         7.81            2,596,102       0.00%           11.42%
        2002 .................       1.40%         380,679         8.27            3,149,435       0.00%          -17.75%
        2001 .................       1.40%         384,029        11.64            4,471,674       0.00%          -14.00%
        2000 .................       1.40%         175,563        16.62            2,917,690       0.00%           12.01%

     Neuberger Berman AMT - Partners Portfolio(R) - I Class
        2004 .................       1.40%          57,278        10.81              619,423       0.00%            4.65%
        2003 .................       1.40%          59,445         9.07              539,106       0.00%           16.90%
        2002 .................       1.40%          75,197         9.29              698,406       0.53%          -10.46%
        2001 .................       1.40%          50,435        10.68              538,760       0.37%           -1.33%
        2000 .................       1.40%          23,147        10.77              249,248       0.16%           -1.24%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2004 .................   1.40% to 1.80%    709,670     8.30 to  8.40       5,889,851       0.00%       9.31% to   9.09%
        2003 .................   1.40% to 1.80%    746,161     6.92 to  7.04       5,166,274       0.00%      12.70% to  12.93%
        2002 .................       1.40%         896,727         7.08            6,346,610       0.70%          -17.81%
        2001 .................       1.40%         922,414         9.21            8,497,523       0.90%          -27.51%
        2000 .................       1.40%         477,765        17.48            8,349,637       0.00%           20.36%

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2004 .................   1.40% to 1.80%  1,003,227    10.32 to  8.12      10,342,415       0.32%       1.65% to   1.45%
        2003 .................   1.40% to 1.80%  1,048,428     6.93 to  8.77       9,191,073       0.41%      11.37% to  11.59%
        2002 .................   1.40% to 1.80%  1,258,373     6.94 to  8.75      11,002,390       0.62%     -19.91% to -19.75%
        2001 .................       1.40%       1,166,624        11.95           13,937,409       0.60%           -5.55%
        2000 .................       1.40%         584,389        13.97            8,163,595       0.09%            8.65%

     Oppenheimer Main Street Fund(R)/VA - Initial Class
        2004 .................   1.40% to 1.80%  1,206,049     9.04 to  9.22      10,900,518       0.84%       1.86% to   1.66%
        2003 .................   1.40% to 1.80%  1,275,676     7.78 to  7.97       9,927,325       0.98%       9.36% to   9.58%
        2002 .................   1.40% to 1.80%  1,442,419     8.19 to  8.42      11,812,468       0.79%      -7.86% to  -7.67%
        2001 .................       1.40%       1,281,043         9.35           11,979,103       0.54%           -6.61%
        2000 .................       1.40%         639,109        11.07            7,077,789       0.30%           -0.51%

     Salomon Brothers VSF Inc. All Cap Fund - Class I
        2004 .................   1.40% to 1.80%  1,109,006    13.68 to  9.81      15,167,343       0.04%       3.92% to   3.71%
        2003 .................   1.40% to 1.80%  1,110,743     7.99 to 11.10      12,319,132       0.00%      15.30% to  15.53%
        2002 .................   1.40% to 1.80%  1,273,333     7.88 to 10.90      13,874,369       0.00%     -16.31% to -16.15%
        2001 .................       1.40%       1,079,894        13.55           14,636,668       0.00%            4.76%
        2000 .................       1.40%         493,003        12.83            6,326,917       0.00%           15.65%

     Salomon Brothers VSF Inc. High Yield Bond Fund - Class I
        2004 .................       1.40%         196,843        13.66            2,689,668       0.03%           -0.14%
        2003 .................       1.40%         197,755        12.75            2,521,651       0.00%           14.12%
        2002 .................       1.40%         189,890        10.38            1,971,829       0.00%           -1.67%
        2001 .................       1.40%         148,284        10.65            1,578,722       0.00%            4.51%
        2000 .................       1.40%          97,988        10.21            1,000,016       0.00%           -1.24%

     Salomon Brothers VSF Inc. Investors Fund - Class I
        2004 .................   1.40% to 1.80%    561,436    11.50 to  9.18       6,448,834       0.01%       2.67% to   2.46%
        2003 .................   1.40% to 1.80%    556,617     7.83 to  9.77       5,432,348       0.00%      13.60% to  13.83%
        2002 .................   1.40% to 1.80%    635,511     7.89 to  9.80       6,224,197       0.00%     -13.52% to -13.35%
        2001 .................       1.40%         481,573        11.82            5,690,716       0.00%           -1.30%
        2000 .................       1.40%         185,547        11.42            2,119,105       0.00%            8.40%

     Salomon Brothers VSF Inc. Total Return Fund - Class I
        2004 .................   1.40% to 1.80%    352,555    11.08 to 10.42       3,906,976       0.02%       2.18% to   1.97%
        2003 .................   1.40% to 1.80%    351,568     9.59 to 10.16       3,570,072       0.00%       6.80% to   7.01%
        2002 .................       1.40%         348,351         9.85            3,430,895       0.01%           -4.70%
        2001 .................       1.40%         248,924        10.33            2,570,364       0.00%           -2.28%
        2000 .................       1.40%          84,572        10.17              860,092      -0.01%            2.41%

     Van Eck WIT - Worldwide Emerging Markets Fund - Class R1
        2004 .................       1.40%           1,451         9.85               14,296       0.00%           -1.48%     (a)(b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-8 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                    Contract                                                    Investment
                                     Expense                       Unit           Contract        Income       Total
                                      Rate*        Units        Fair Value     Owners' Equity     Ratio**    Return***
                                 -------------   ---------   ---------------   --------------   ----------   ---------
     Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class
        2004 .................       1.40%        105,525         $12.23        $  1,290,811       0.58%       -3.02%
        2003 .................       1.40%        102,076           9.10             928,434       0.12%        9.64%
        2002 .................       1.40%        135,024           9.19           1,241,238       0.20%        6.09%
        2001 .................       1.40%        149,556           8.82           1,319,716       0.00%       -1.42%
        2000 .................       1.40%        116,942          13.58           1,588,269       0.00%      -13.03%

     Van Eck WIT - Worldwide Hard Assets Fund - Initial Class
        2004 .................       1.40%         12,374          14.01             173,348       0.40%        2.40%
        2003 .................       1.40%         10,899          10.15             110,604       0.43%        5.89%
        2002 .................       1.40%         12,436          10.86             135,070       0.87%        8.58%
        2001 .................       1.40%         11,715          10.87             127,301       0.96%       -4.08%
        2000 .................       1.40%          3,928          10.64              41,805       0.84%        3.20%

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class I
        2004 .................       1.40%         10,214          17.62             179,931       0.00%       -3.88%
        2003 .................       1.40%          8,151          16.97             138,307       0.00%       16.72%
        2002 .................       1.40%         27,065          13.43             363,353       0.00%       -0.55%
        2001 .................       1.40%         27,854          12.94             360,378       0.00%        4.04%
        2000 .................       1.40%          7,824          11.98              93,693       0.00%        5.77%

     Van Kampen UIF - U.S. Real Estate Portfolio - Class I
        2004 .................       1.40%         79,414          18.95           1,504,690       0.00%        6.44%
        2003 .................       1.40%         73,813          14.87           1,097,375       0.00%       13.24%
        2002 .................       1.40%         61,684          14.72             907,904       0.00%        9.67%
        2001 .................       1.40%         25,087          13.30             333,668       0.00%        7.32%
        2000 .................       1.40%          1,757          11.14              19,568       0.00%       -3.12%
                                                                                ------------

     2004 Reserves for annuity contracts in payout phase: ..................         132,281
                                                                                ------------
     2004 Contract owners' equity ..........................................    $212,343,484
                                                                                ============

     2003 Contract owners' equity ..........................................    $190,552,864
                                                                                ============

     2002 Contract owners' equity ..........................................    $215,913,995
                                                                                ============

     2001 Contract owners' equity ..........................................    $229,663,667
                                                                                ============

     2000 Contract owners' equity ..........................................    $136,371,856
                                                                                ============

* This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the six month period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

--------------------------------------------------------------------------------

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